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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund for the six months ended July 31, 2008. These series have a January 31, 2008 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen California Municipal Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo†

† Effective August 18, 2008 Mr. Randazzo became a portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	0.69%	0.55%	0.84%

Average annual return

1-year	2.15%	1.88%	2.46%

5-year	1.76%	1.51%	2.07%

Since portfolio inception	1.51%	1.27%	1.84%

7-day annualized yield	1.70%	1.41%	2.00%

30-day annualized yield	1.05%	0.77%	1.35%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,006.93	$4.49
Class S	$1,000.00	$1,005.54	$5.88
Class I	$1,000.00	$1,008.44	$3.00
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.39	$4.52
Class S	$1,000.00	$1,019.00	$5.92
Class I	$1,000.00	$1,021.88	$3.02

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.90% for Class A, 1.18% for Class S and 0.60% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,
CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.69%	2.91%	2.74%	1.78%	0.56%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,931	$17,135	$17,635	$30,405	$56,228	$87,673
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[2]	0.93%	0.93%	0.94%	0.94%	0.94%
Expenses excluding waivers/reimbursements and expense reductions	0.90%[2]	0.93%	0.93%	0.94%	0.96%	0.96%
Net investment income (loss)	1.37%[2]	2.82%	2.65%	1.68%	0.53%	0.41%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,
CLASS S	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.55%	2.65%	2.49%	1.56%	0.30%	0.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$369,663	$285,234	$217,551	$191,144	$172,467	$25,427
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[2]	1.19%	1.18%	1.17%	1.16%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.20%[2]	1.24%	1.23%	1.25%	1.23%	1.26%
Net investment income (loss)	1.05%[2]	2.56%	2.43%	1.54%	0.53%	0.20%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,
CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.84%	3.22%	3.05%	2.09%	0.87%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,287	$4,427	$1,289	$1,531	$3,622	$11,447
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%[1]	0.64%	0.63%	0.64%	0.65%	0.64%
Expenses excluding waivers/reimbursements and expense reductions	0.60%[1]	0.64%	0.63%	0.64%	0.67%	0.66%
Net investment income (loss)	1.63%[1]	3.12%	2.99%	1.95%	0.74%	0.69%

1	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 0.4%
Minneapolis & St. Paul, MN Metro. Arpt. Commission RB, Ser. 2008-A, 5.00%, 01/01/2009	$1,500,000	$1,510,694

GENERAL OBLIGATION – LOCAL 5.5%
ABN Amro Munitops Cert. Trust GO, 2.64%, VRDN, (Insd. by AMBAC & Liq.: Bank of America Corp.)	2,000,000	2,000,000
California Schools GO, Deutsche Bank Spears, Ser. DBE-648, 2.34%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, 2.22%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	1,700,000	1,700,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 2.30%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,760,000	2,760,000
Palomar Pomerado, CA Hlth. GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 2.64%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	9,200,000	9,200,000
Sweetwater, CA, Union High Sch. District GO, ROC RR-II-R-12226, 2.71%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	2,600,000	2,600,000

		21,770,000

GENERAL OBLIGATION – STATE 3.3%
California GO:
PFOTER, 2.99%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	515,000	515,000
PUTTER, Ser. 2652, 2.34%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,475,000	4,475,000
ROC RR-II-R-622PB, 2.22%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	7,845,000	7,845,000

		12,835,000

HOUSING 30.2%
California CDA MHRB, PUTTER, Ser. 2681, 2.49%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	8,100,000	8,100,000
California HFA Home Mtge. RB:
Austin Trust Certs., Ser. 2008-1102, 2.42%, VRDN, (Liq.: Bank of America Corp.)	5,700,000	5,700,000
Ser. H:
2.40%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	5,100,000	5,100,000
2.74%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	200,000	200,000
Ser. J, 2.79%, VRDN, (Insd. by FSA & LOC: Lloyds TSB Group plc)	45,000	45,000
Ser. K, 2.25%, VRDN, (LOC: Bank of America Corp.)	4,600,000	4,600,000
Ser. U, 2.79%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	360,000	360,000
California HFA MHRB:
Ser. A, 2.74%, VRDN, (SPA: Dexia SA)	500,000	500,000
Ser. C, 2.55%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Ser. H, 2.62%, VRDN, (SPA: KBC Bank NV)	7,295,000	7,295,000
California HFA RB, Ser. N, 2.30%, VRDN, (Insd. by FSA & SPA: WestLB AG)	5,000,000	5,000,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 2.74%, VRDN, (SPA: Dexia SA)	8,400,000	8,400,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Class B Revenue Bond Cert. Trust, Ser. 2002-01, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	$12,000,000	$12,000,000
FHLMC MHRB:
Ser. M001, Class A, 2.59%, VRDN, (Insd. by & Liq.: FHLMC)	2,912,866	2,912,866
Ser. M007, Class A, 2.59%, VRDN, (Insd. by & Liq.: FHLMC)	10,865,384	10,865,384
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	24,700,000	24,700,000
2.59%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	815,000	815,000
2.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,455,000	4,455,000
Class F, 2.85%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	590,000	590,000
Class EC-002, 2.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,000	8,000
Oakland, CA Redev. Agcy. MHRB, 2.56%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	3,600,000	3,600,000
San Jose, CA MHRB, ROC RR-II-R-13071CE, 2.35%, VRDN, (Liq.: Citigroup, Inc.)	12,350,000	12,350,000

		118,596,250

INDUSTRIAL DEVELOPMENT REVENUE 5.9%
California CDA IDRB, Santos Proj., Ser. A, 2.40%, VRDN, (LOC: California Bank & Trust)	2,860,000	2,860,000
California CDA RB, Triple H Investors Proj., 2.30%, VRDN, (LOC: Union Bank of California)	520,000	520,000
California EDA RB, Killion Inds. Proj., 2.45%, VRDN, (LOC: Union Bank of California)	2,530,000	2,530,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp., 2.50%, VRDN, (SPA: Bank of the West)	1,940,000	1,940,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 2.49%, VRDN, (LOC: Regions Finl. Corp.)	1,600,000	1,600,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.45%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	920,000	920,000
Los Angeles, CA IDA Empowerment Zone Facs. RB, AAA Packing and Shipping Proj., Ser. 2000, 2.30%, VRDN, (LOC: City Natl. Bank & California State Teachers’ Retirement Sys.)	3,000,000	3,000,000
Riverside Cnty., CA IDRB:
Empowerment Zone Facs., Guy Evans, Inc. Proj., 2.40%, VRDN, (LOC: California Bank & Trust)	5,975,000	5,975,000
Triple H Processors Proj., 2.05%, VRDN, (LOC: Union Bank of California)	1,200,000	1,200,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 2.36%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union Bank of California)	1,450,000	1,450,000
Ser. B, 2.36%, VRDN, (LOC: California State Teachers’ Retirement Sys. & Union Bank of California)	1,300,000	1,300,000

		23,295,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 12.9%
Alameda, CA Corridor Trans. Auth. RB, Deutsche Bank Spears Trust, Ser. DBE-664, 2.25%, VRDN, (Liq.: Deutsche Bank AG)	$5,000,000	$5,000,000
California Infrastructure EDRB, Society for the Blind Proj., 2.30%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 2.37%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.37%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.32%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.32%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M.Verwey Proj., 2.37%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.37%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Citizens Property Insurance Corp., Florida Sr. Secd. High Risk Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,080,524
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,043,929
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	45,000	45,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.32%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		50,584,453

RESOURCE RECOVERY 4.4%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 2.37%, VRDN, (LOC: Wells Fargo & Co.)	6,000,000	6,000,000
BLT Enterprises Proj., Ser. A, 2.42%, VRDN, (LOC: Union Bank of California)	7,135,000	7,135,000
Napa Recycling & Waste, Ser. A, 2.42%, VRDN, (LOC: Union Bank of California)	4,220,000	4,220,000

		17,355,000

SPECIAL TAX 8.2%
Austin Trust Cert., Ser. 2007-315, 2.31%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	9,425,000	9,425,000
Puerto Rico Sales Tax Financing Corp. RB:
ROC RR-II-R-11147, Class A, 2.27%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	5,550,000	5,550,000
Ser. 2006-1989, 2.44%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	9,200,000	9,200,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 2.24%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	8,000,000	8,000,000

		32,175,000

STUDENT LOAN 1.1%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 2.64%, VRDN, (LOC: Branch Bank & Trust Co.)	4,495,000	4,495,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 10.6%
Golden State Tobacco Securitization Corp. RB:
ROC RR-II-R-12210, 2.26%, VRDN, (Insd. by Berkshire Natl. Indemnity Co. & Liq.: Bank of New York Mellon Corp.)	$19,800,000	$19,800,000
ROC RR-II-R-287X, 2.65%, VRDN, (Insd. by U.S.Treasury & Liq.: CitiBank, NA)	7,075,000	7,075,000
Ser. 1421, 3.89%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	5,600,000	5,600,000
Ser. 2266, 2.44%, VRDN, (LOC: Morgan Stanley)	9,000,000	9,000,000

		41,475,000

TRANSPORTATION 1.9%
California Bay Area Toll & Bridge Auth. RB, PUTTER, Ser. 2638, 2.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	7,245,000	7,245,000

UTILITY 8.2%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
Long Beach, CA RB, Natural Gas Proj.:
Ser. 2133, 2.44%, VRDN, (Gtd. by Morgan Stanley)	10,000,000	10,000,000
Ser. 2143, 2.44%, VRDN, (Gtd. by Morgan Stanley)	4,400,000	4,400,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.24%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	5,830,000	5,830,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, ROC-RR-II-R 10316CE, 2.28%, VRDN, (Liq.: CitiBank, NA)	6,700,000	6,700,000

		32,230,000

WATER & SEWER 7.1%
California Dept. of Water Resources RB, PUTTER, Ser. 2665, 2.34%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,750,000	1,750,000
Hanford, CA Sewer RB, Ser. A, 2.28%, VRDN, (Gtd. by California State Teachers’ Retirement Sys.)	950,000	950,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, MSTR:
Ser. SGC-48 Class A, 2.25%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49 Class A, 2.25%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
San Diego, CA Water Auth. COP RB, Austin Trust Certs., 2.64%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	5,360,000	5,360,000

		28,060,000

Total Investments (cost $391,626,397) 99.7%		391,626,397
Other Assets and Liabilities 0.3%		1,253,458

Net Assets 100.0%		$392,879,855

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2008:

California	71.5%
Puerto Rico	8.4%
Texas	6.3%
Delaware	3.5%
Indiana	2.8%
Florida	2.6%
North Carolina	1.1%
New Hampshire	0.9%
Pennsylvania	0.6%
Georgia	0.4%
Minnesota	0.4%
Non-state specific	1.5%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	99.0%
Tier 2	1.0%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2008:

2-7 days	92.1%
121-240 days	5.3%
241 + days	2.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$391,626,397
Interest receivable	1,616,806
Prepaid expenses and other assets	2,556

Total assets	393,245,759

Liabilities
Dividends payable	5,071
Due to custodian bank	322,703
Advisory fee payable	4,827
Distribution Plan expenses payable	1,124
Due to other related parties	1,474
Trustees’ fees and expenses payable	5,299
Printing and postage expenses payable	9,752
Custodian and accounting fees payable	9,889
Registration and filing fees payable	3,079
Accrued expenses and other liabilities	2,686

Total liabilities	365,904

Net assets	$392,879,855

Net assets represented by
Paid-in capital	$392,801,841
Undistributed net investment income	34,986
Accumulated net realized gains on investments	43,028

Total net assets	$392,879,855

Net assets consists of
Class A	$16,930,753
Class S	369,662,545
Class I	6,286,557

Total net assets	$392,879,855

Shares outstanding (unlimited number of shares authorized)
Class A	16,953,098
Class S	369,612,744
Class I	6,283,512

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$4,054,445

Expenses
Advisory fee	815,792
Distribution Plan expenses
Class A	25,730
Class S	1,013,571
Administrative services fee	108,772
Transfer agent fees	61,709
Trustees’ fees and expenses	4,269
Printing and postage expenses	15,182
Custodian and accounting fees	47,316
Registration and filing fees	22,295
Professional fees	11,172
Other	5,025

Total expenses	2,130,833
Less: Expense reductions	(2,949)
Expense reimbursements	(34,623)

Net expenses	2,093,261

Net investment income	1,961,184

Net realized gains on investments	43,028

Net increase in net assets resulting from operations	$2,004,212

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008

Operations
Net investment income		$1,961,184		$6,272,438
Net realized gains on investments		43,028		133,238

Net increase in net assets resulting from operations		2,004,212		6,405,676

Distributions to shareholders from
Net investment income
Class A		(118,791)		(512,896)
Class S		(1,810,400)		(5,664,780)
Class I		(62,227)		(186,994)

Total distributions to shareholders		(1,991,418)		(6,364,670)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	41,965,169	41,965,169	107,034,711	107,034,711
Class S	1,196,004,158	1,196,004,158	1,566,382,581	1,566,382,581
Class I	57,973,887	57,973,887	123,942,254	123,942,254

		1,295,943,214		1,797,359,546

Net asset value of shares issued in reinvestment of distributions
Class A	118,741	118,741	512,596	512,596
Class S	1,810,400	1,810,400	5,664,780	5,664,780
Class I	6,159	6,159	17,236	17,236

		1,935,300		6,194,612

Payment for shares redeemed
Class A	(42,289,407)	(42,289,407)	(108,049,987)	(108,049,987)
Class S	(1,113,397,903)	(1,113,397,903)	(1,504,400,896)	(1,504,400,896)
Class I	(56,120,537)	(56,120,537)	(120,822,686)	(120,822,686)

		(1,211,807,847)		(1,733,273,569)

Net increase in net assets resulting from capital share transactions		86,070,667		70,280,589

Total increase in net assets		86,083,461		70,321,595
Net assets
Beginning of period		306,796,394		236,474,799

End of period		$392,879,855		$306,796,394

Undistributed net investment income		$34,986		$65,220

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.45% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $34,623.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	391,626,397
Level 3 – Significant Unobservable Inputs	0

Total	$391,626,397

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567512 rv5   09/2008

Evergreen Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	EGMXX

6-month return with sales charge	N/A	-4.20%	-0.19%	N/A	N/A

6-month return w/o sales charge	1.16%	0.80%	0.81%	1.00%	1.30%

Average annual return**

1-year with sales charge	N/A	-2.35%	1.66%	N/A	N/A

1-year w/o sales charge	3.37%	2.65%	2.66%	3.06%	3.68%

5-year	2.66%	1.68%	2.05%	2.37%	2.96%

10-year	3.07%	2.42%	2.42%	2.89%	3.37%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A
		CDSC	CDSC

7-day annualized yield	1.81%	1.11%	1.12%	1.51%	2.11%

30-day annualized yield	1.83%	1.13%	1.13%	1.53%	2.13%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
**	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Class S and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A, B, C and S without which returns for Classes A, B, C and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2008	7/31/2008	During Period*

Actual
Class A	$1,000.00	$1,011.56	$4.35
Class B	$1,000.00	$1,008.05	$7.84
Class C	$1,000.00	$1,008.05	$7.84
Class S	$1,000.00	$1,010.05	$5.85
Class I	$1,000.00	$1,013.04	$2.85
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.54	$4.37
Class B	$1,000.00	$1,017.06	$7.87
Class C	$1,000.00	$1,017.06	$7.87
Class S	$1,000.00	$1,019.05	$5.87
Class I	$1,000.00	$1,022.03	$2.87

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.57% for Class B, 1.57% for Class C, 1.17% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)
		Year Ended January 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.16%	4.50%	4.36%	2.56%	0.68%	0.32%

Ratios and supplemental data
Net assets, end of period (millions)	$2,602	$2,662	$2,886	$2,803	$3,027	$6,261
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.87%[2]	0.89%	0.89%	0.89%	0.94%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[2]	0.92%	0.92%	0.92%	1.00%	0.99%
Net investment income (loss)	2.32%[2]	4.42%	4.28%	2.52%	0.60%	0.33%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)
		Year Ended January 31,

CLASS B		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.80%	3.78%	3.64%	1.84%	0.21%	0.06%

Ratios and supplemental data
Net assets, end of period (millions)	$34	$27	$25	$33	$46	$70
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[3]	1.59%	1.59%	1.59%	1.38%	1.20%
Expenses excluding waivers/reimbursements and expense reductions	1.58%[3]	1.62%	1.62%	1.62%	1.70%	1.69%
Net investment income (loss)	1.59%[3]	3.71%	3.56%	1.77%	0.18%	0.06%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS C		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.81%	3.78%	3.64%	1.84%	0.21%	0.06%

Ratios and supplemental data
Net assets, end of period (millions)	$25	$17	$10	$9	$16	$26
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.57%[3]	1.59%	1.59%	1.59%	1.37%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.58%[3]	1.62%	1.62%	1.62%	1.71%	1.70%
Net investment income (loss)	1.59%[3]	3.69%	3.62%	1.70%	0.15%	0.06%

1	Amount represents less than $0.005 per share.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS S		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.00%	4.19%	4.05%	2.25%	0.41%	0.09%

Ratios and supplemental data
Net assets, end of period (millions)	$3,605	$3,747	$1,776	$2,421	$2,477	$3,544
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[2]	1.19%	1.19%	1.19%	1.20%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.18%[2]	1.22%	1.22%	1.22%	1.30%	1.28%
Net investment income (loss)	2.02%[2]	4.05%	3.96%	2.22%	0.39%	0.10%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.30%	4.81%	4.67%	2.86%	0.97%	0.57%

Ratios and supplemental data
Net assets, end of period (millions)	$871	$1,005	$1,334	$1,190	$1,531	$1,659
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%[1]	0.59%	0.59%	0.59%	0.65%	0.68%
Expenses excluding waivers/reimbursements and expense reductions	0.58%[1]	0.62%	0.62%	0.62%	0.70%	0.69%
Net investment income (loss)	2.62%[1]	4.71%	4.57%	2.80%	0.94%	0.57%

1	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 7.5%
Abbey National plc:
2.70%, 08/13/2008	$100,000,000	$100,000,000
2.73%, 10/02/2008	50,000,000	50,008,386
Allied Irish Banks plc, 2.86%, 08/19/2008	100,000,000	100,000,000
Barclays Bank plc, 2.87%, 10/20/2008	35,000,000	35,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Credit Suisse First Boston Corp., 2.87%, 10/03/2008	50,000,000	49,998,269
Deutsche Bank AG, 3.00%, 10/06/2008	100,000,000	100,000,000

Total Certificates of Deposit (cost $535,006,655)		535,006,655

COMMERCIAL PAPER 48.9%
Asset-Backed 27.6%
Barton Capital Corp.:
2.40%, 08/05/2008	40,000,000	39,989,333
2.40%, 08/06/2008	50,048,000	50,031,317
Bryant Park Funding, LLC:
2.49%, 08/26/2008	60,000,000	59,896,250
2.50%, 08/18/2008	10,020,000	10,008,171
2.52%, 08/25/2008	30,011,000	29,960,582
Charta, LLC:
2.49%, 08/18/2008	45,000,000	44,947,087
2.57%, 08/04/2008	30,000,000	29,993,575
2.72%, 08/25/2008	30,000,000	29,945,600
Chesham Finance, LLC:
2.45%, 08/01/2008	40,000,000	40,000,000
2.75%, 08/11/2008	105,000,000	104,919,792
Concord Minuteman Capital Co., LLC:
2.60%, 08/22/2008	35,000,000	34,946,917
2.85%, 09/02/2008	70,000,000	69,822,667
Crown Point Capital Co.:
2.85%, 09/02/2008	75,000,000	74,810,000
3.00%, 10/01/2008	30,000,000	29,847,500
Elysian Funding, LLC, 2.80%, 08/04/2008	25,000,000	24,994,167
Enterprise Funding, LLC:
2.20%, 08/01/2008	55,000,000	55,000,000
2.47%, 08/22/2008	74,972,000	74,863,978
Fairway Finance Corp.:
2.50%, 08/07/2008	10,000,000	9,995,833
2.55%, 08/20/2008	58,097,000	58,018,811
Falcon Asset Security Co., LLC:
2.47%, 08/12/2008	65,000,000	64,950,943
2.47%, 08/18/2008	10,282,000	10,270,007
Gemini Securitization Corp.:
2.55%, 08/18/2008	70,000,000	69,915,708
2.55%, 08/21/2008	22,205,000	22,173,543

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Gotham Funding Corp.:
2.55%, 08/14/2008	$23,812,000	$23,790,073
2.55%, 08/15/2008	13,000,000	12,987,108
2.55%, 08/19/2008	50,000,000	49,936,250
Jupiter Securitization Co., LLC, 2.45%, 08/12/2008	50,000,000	49,962,569
Kitty Hawk Funding Corp.:
2.36%, 08/01/2008	75,000,000	75,000,000
2.82%, 09/22/2008	26,742,000	26,633,071
Legacy Capital, LLC, 2.90%, 09/16/2008	30,000,000	29,888,833
Lexington Parker Capital Corp., LLC, 2.95%, 10/16/2008	100,000,000	99,377,222
Market Street Funding, LLC, 2.85%, 10/07/2008	50,000,000	49,734,792
Morrigan Trust Funding, LLC, 3.00%, 09/08/2008	50,000,000	49,841,667
Old Line Funding, LLC:
2.40%, 08/01/2008	8,300,000	8,300,000
2.50%, 08/08/2008	47,212,000	47,189,050
Ranger Funding Co., LLC, 2.79%, 10/02/2008	30,000,000	29,855,850
Three Pillars Funding Corp.:
2.52%, 08/15/2008	17,242,000	17,225,103
2.53%, 08/25/2008	35,000,000	34,940,967
2.54%, 08/20/2008	50,000,000	49,932,972
Thunder Bay Funding, LLC, 2.52%, 08/20/2008	75,000,000	74,900,250
Ticonderoga Funding, LLC, 2.50%, 08/04/2008	50,000,000	49,989,583
Windmill Funding Corp., 2.65%, 09/16/2008	75,000,000	74,746,042
Yorktown Capital, LLC:
2.20%, 08/01/2008	50,000,000	50,000,000
2.21%, 08/01/2008	24,000,000	24,000,000

		1,967,533,183

Capital Markets 1.5%
Lehman Brothers Holdings, Inc., 3.27%, 03/27/2009 + *	35,000,000	35,000,000
Natexis Banques Populaires, 2.50%, 08/29/2008	70,000,000	69,863,889

		104,863,889

Commercial Banks 17.7%
Anglo Irish Bank Corp. plc, 2.40%, 08/07/2008	100,000,000	99,960,000
Bank of Nova Scotia, 2.40%, 08/04/2008	25,000,000	24,995,000
Barclays U.S. Funding, LLC, 2.69%, 09/12/2008	100,000,000	99,686,167
BNP Paribas SA, 3.05%, 12/19/2008	100,000,000	98,813,889
Commerzbank U.S. Finance, Inc., 2.38%, 08/28/2008	100,000,000	99,821,500
Danske Corp., 2.47%, 08/11/2008	100,000,000	99,931,389
DEPFA BANK plc, 2.80%, 10/21/2008	75,000,000	74,527,500
Dexia Delaware, LLC:
2.79%, 10/15/2008	30,000,000	29,825,625
2.80%, 10/06/2008	75,000,000	74,615,688

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
Dresdner U.S. Finance, Inc.:
2.49%, 08/21/2008	$75,000,000	$74,896,250
2.51%, 08/25/2008	30,000,000	29,949,800
Erste Finance, LLC:
2.48%, 08/18/2008	50,000,000	49,941,444
2.49%, 08/28/2008	55,000,000	54,897,287
Fortis Funding, LLC, 2.46%, 08/01/2008	100,000,000	100,000,000
Governor & Co., 2.50%, 08/28/2008	35,000,000	34,934,375
Natixis, 2.43%, 08/04/2008	30,000,000	29,993,925
Skandinaviska Enskilda Banken AB, 2.75%, 10/20/2008	50,000,000	49,694,444
Societe Generale:
2.30%, 08/06/2008	15,700,000	15,694,985
2.45%, 08/29/2008	85,000,000	84,838,028
Wells Fargo & Co., 2.41%, 08/05/2008	40,000,000	39,989,289

		1,267,006,585

Diversified Financial Services 1.4%
Bank of America Corp., 2.96%, 12/09/2008	100,000,000	98,932,556

Insurance 0.7%
Irish Life & Permanent plc, 2.85%, 09/05/2008	50,000,000	49,861,458

Total Commercial Paper (cost $3,488,197,671)		3,488,197,671

CORPORATE BONDS 25.5%
Capital Markets 7.3%
Bear Stearns Cos., FRN:
2.56%, 08/05/2008	50,000,000	50,000,000
2.60%, 08/14/2008	50,000,000	50,000,000
Lehman Brothers Holdings, Inc., FRN, 2.97%, 03/27/2009 + *	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN, 2.64%, 08/22/2008	50,000,000	50,000,000
Morgan Stanley, FRN:
2.58%, 10/15/2008 *	200,000,000	200,000,000
2.61%, 10/03/2008 *	100,000,000	100,000,000

		525,000,000

Commercial Banks 4.5%
HBOS plc, FRN, 2.99%, 08/06/2008	125,000,000	125,000,000
Wells Fargo & Co., 3.55%, 05/01/2009	100,000,000	100,037,917
WestLB AG, FRN, 2.53%, 08/11/2008 144A +	100,000,000	100,000,000

		325,037,917

Consumer Finance 7.3%
American Express Centurion Bank, FRN:
2.66%, 08/07/2008	75,000,000	75,000,000
2.71%, 08/14/2008	20,000,000	20,000,000
American Express Co., FRN, 2.47%, 08/20/2008	70,000,000	70,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Consumer Finance continued
American Honda Finance Corp., FRN:
2.80%, 08/20/2008 144A	$100,000,000	$100,000,000
2.92%, 10/14/2008 144A	50,000,000	50,000,000
General Electric Capital Corp., FRN, 2.17%, 08/01/2008	75,000,000	74,988,544
Toyota Motor Credit Corp., FRN:
2.21%, 08/01/2008	100,000,000	100,000,000
2.51%, 08/12/2008	30,000,000	30,000,000

		519,988,544

Diversified Telecommunication Services 0.6%
BellSouth Corp., 4.97%, 04/27/2009 144A	40,000,000	40,376,735

Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	75,000,000	76,840,912

Insurance 3.8%
Genworth Financial, Inc., FRN, 2.47%, 08/11/2008 144A	25,000,000	25,000,000
Hartford Life Global Holdings, FRN, 3.05%, 09/15/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN:
3.02%, 08/11/2008 144A	45,000,000	45,000,000
3.18%, 09/23/2008 144A	75,000,000	75,000,000
MetLife, Inc., FRN, 3.16%, 10/14/2008 144A	75,000,000	75,000,000

		270,000,000

IT Services 0.9%
IBM Corp., FRN, 2.42%, 08/04/2008 144A	66,200,000	66,192,969

Total Corporate Bonds (cost $1,823,437,077)		1,823,437,077

FUNDING AGREEMENTS 4.3%
Metropolitan Life Funding Agreement, 3.01%, 08/22/2008 +	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
2.69%, 08/01/2008 +	70,000,000	70,000,000
2.94%, 10/01/2008 +	135,000,000	135,000,000

Total Funding Agreements (cost $305,000,000)		305,000,000

MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 2.50%, VRDN, (LOC: Bank of America Corp.)	8,300,000	8,300,000

Miscellaneous Revenue 0.6%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 2.50%, VRDN, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $50,130,000)		50,130,000

REPURCHASE AGREEMENT ^^ 0.2%
Societe Generale, 2.05%, dated 07/31/2008, maturing 08/01/2008, maturity value $16,185,347 (cost $16,184,425)	16,184,425	16,184,425

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.6%
FHLB:
2.37%, 08/23/2008	$100,000,000	$99,845,979
2.43%, 04/14/2009	75,000,000	75,000,000
FHLMC:
2.50%, 05/18/2009	120,000,000	120,000,000
FRN, 2.43%, 08/18/2008	25,000,000	25,000,000
FNMA, FRN, 2.27%, 08/01/2008	150,000,000	149,983,688

Total U.S. Government & Agency Obligations (cost $469,829,667)		469,829,667

YANKEE OBLIGATIONS – CORPORATE 6.1%
Commercial Banks 5.4%
Bank of Ireland, FRN, 2.47%, 08/19/2008 144A	110,000,000	110,000,000
HSH Nordbank AG, FRN, 2.47%, 08/21/2008 144A +	50,000,000	50,000,000
Royal Bank of Canada, FRN, 2.45%, 08/06/2008 144A	100,000,000	100,000,000
Royal Bank of Scotland, FRN:
2.26%, 08/01/2008 144A	50,000,000	50,000,000
2.44%, 09/19/2008 144A	75,000,000	75,000,000

		385,000,000

Insurance 0.7%
Irish Life & Permanent plc, FRN, 2.49%, 08/22/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $435,000,000)		435,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 2.58% q (cost $74,592)	74,592	74,592

Total Investments (cost $7,122,860,087) 99.8%		7,122,860,087
Other Assets and Liabilities 0.2%		14,414,395

Net Assets 100.0%		$7,137,274,482

+	Security is deemed illiquid.
*	Subsequent to fiscal year end, the Fund entered into a support agreement with Wachovia Corporation in which Wachovia will support the value of this security.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.

This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by $12,701,000 U.S. Treasury Note, 3.00%, 07/15/2012, value including accrued interest is $16,508,233.
q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	100%

The following table shows the percentage of total investments by maturity as of July 31, 2008:

1 day	11.4%
2-7 days	13.8%
8-60 days	51.7%
61-120 days	13.1%
121-240 days	2.8%
241 + days	7.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$7,122,860,087
Cash	2,273
Receivable for Fund shares sold	6,431,341
Interest receivable	13,573,483
Prepaid expenses and other assets	123,926

Total assets	7,142,991,110

Liabilities
Dividends payable	2,044,210
Payable for Fund shares redeemed	1,962,669
Advisory fee payable	77,339
Distribution Plan expenses payable	82,002
Due to other related parties	79,893
Trustees’ fees and expenses payable	733,314
Printing and postage expenses payable	288,515
Accrued expenses and other liabilities	448,686

Total liabilities	5,716,628

Net assets	$7,137,274,482

Net assets represented by
Paid-in capital	$7,140,927,454
Undistributed net investment income	135,262
Accumulated net realized losses on investments	(3,788,234)

Total net assets	$7,137,274,482

Net assets consists of
Class A	$2,602,396,878
Class B	34,035,684
Class C	25,263,608
Class S	3,604,751,209
Class I	870,827,103

Total net assets	$7,137,274,482

Shares outstanding (unlimited number of shares authorized)
Class A	2,603,263,363
Class B	34,055,072
Class C	25,263,725
Class S	3,607,290,713
Class I	872,828,660

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$117,412,990

Expenses
Advisory fee	14,623,644
Distribution Plan expenses
Class A	3,948,841
Class B	146,911
Class C	101,388
Class S	11,402,840
Administrative services fee	2,211,253
Transfer agent fees	3,202,026
Trustees’ fees and expenses	81,539
Printing and postage expenses	271,994
Custodian and accounting fees	747,881
Registration and filing fees	29,383
Professional fees	77,795
Other	66,785

Total expenses	36,912,280
Less: Expense reductions	(31,758)
Expense reimbursements	(390,000)

Net expenses	36,490,522

Net investment income	80,922,468

Net realized gains on investments	784,869

Net increase in net assets resulting from operations	$81,707,337

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008 (a)

Operations
Net investment income		$80,922,468		$321,463,609
Net realized gains on investments		784,869		194,828

Net increase in net assets resulting from operations		81,707,337		321,658,437

Distributions to shareholders from
Net investment income
Class A		(30,524,238)		(112,404,087)
Class B		(233,817)		(836,942)
Class C		(160,858)		(401,932)
Class S		(38,349,827)		(88,233,928)
Class S1		0		(67,444,083)
Class I		(11,654,405)		(52,135,702)

Total distributions to shareholders		(80,923,145)		(321,456,674)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,623,203,441	5,623,203,441	11,688,916,986	11,688,916,986
Class B	18,412,169	18,412,169	20,762,601	20,762,601
Class C	19,646,710	19,646,710	20,302,694	20,302,694
Class S	18,585,499,548	18,585,499,548	25,955,051,935	25,955,051,935
Class S1	0	0	14,229,814,622	14,229,814,622
Class I	1,633,500,120	1,633,500,120	4,003,581,193	4,003,581,193

		25,880,261,988		55,918,430,031

Net asset value of shares issued in reinvestment of distributions
Class A	25,197,918	25,197,918	90,077,581	90,077,581
Class B	202,644	202,644	721,192	721,192
Class C	140,539	140,539	353,454	353,454
Class S	38,349,827	38,349,827	88,233,928	88,233,928
Class S1	0	0	63,728,473	63,728,473
Class I	1,218,554	1,218,554	4,678,052	4,678,052

		65,109,482		247,792,680

Automatic conversion of Class B shares to Class A shares
Class A	1,647,756	1,647,756	4,006,512	4,006,512
Class B	(1,647,756)	(1,647,756)	(4,006,512)	(4,006,512)

		0		0

Payment for shares redeemed
Class A	(5,709,877,874)	(5,709,877,874)	(12,006,623,935)	(12,006,623,935)
Class B	(9,765,572)	(9,765,572)	(15,180,043)	(15,180,043)
Class C	(11,650,429)	(11,650,429)	(13,426,541)	(13,426,541)
Class S	(18,766,397,929)	(18,766,397,929)	(24,072,469,114)	(24,072,469,114)
Class S1	0	0	(16,405,055,740)	(16,405,055,740)
Class I	(1,768,705,658)	(1,768,705,658)	(4,337,813,624)	(4,337,813,624)

		(26,266,397,462)		(56,850,568,997)

Net decrease in net assets resulting from capital share transactions		(321,025,992)		(684,346,286)

Total decrease in net assets		(320,241,800)		(684,144,523)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31, 2008 (a)

Net assets
Beginning of period	$7,457,516,282	$8,141,660,805

End of period	$7,137,274,482	$7,457,516,282

Undistributed net investment income	$135,262	$135,939

(a)	Effective at the close of business of November 16, 2007, Class S1 Shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S and Class I shares. Effective on the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Class A, Class S and Class I shares are offered at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2008, EIMC voluntarily reimbursed other expenses in the amount of $390,000.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administration services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares and up to 1.00% of the average daily net assets for each of Class B and Class C. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

For the six months ended July 31, 2008, EIS received $90,121 and $7,325 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$74,592
Level 2 – Other Significant Observable Inputs	7,122,785,495
Level 3 – Significant Unobservable Inputs	0

Total	$7,122,860,087

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2008, the Fund had $4,573,103 in capital loss carryovers for federal income tax purposes expiring as follows:

		Expiration

2009	2011	2012	2013	2014

$ 4,298,472	$ 137,629	$5,353	$ 19,886	$ 111,763

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567601 rv5 09/2008

Evergreen Municipal Money Market Fund

Evergreen

MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Municipal Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo†

†Effective August 18, 2008 Mr. Hart became a portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class I
Class inception date	1/5/1995	6/30/2000	11/2/1988

Nasdaq symbol	EXAXX	N/A	EVTXX

6-month return	0.79%	0.64%	0.94%

Average annual return

1-year	2.26%	1.95%	2.57%

5-year	1.86%	1.56%	2.17%

10-year	2.08%	1.89%	2.38%

7-day annualized yield	1.83%	1.53%	2.13%

30-day annualized yield	1.34%	1.04%	1.64%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2008	7/31/2008	During Period*

Actual
Class A	$1,000.00	$1,007.91	$3.99
Class S	$1,000.00	$1,006.41	$5.49
Class I	$1,000.00	$1,009.41	$2.50
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.89	$4.02
Class S	$1,000.00	$1,019.39	$5.52
Class I	$1,000.00	$1,022.38	$2.51

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.10% for Class S and 0.50% for Class I), multiplied by the average account value over the period, multiplied by 182/366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.79%	2.97%	2.80%	1.87%	0.68%	0.51%

Ratios and supplemental data
Net assets, end of period (millions)	$316	$392	$401	$482	$763	$958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[1]	0.82%	0.83%	0.82%	0.83%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.83%[1]	0.85%	0.86%	0.86%	0.87%	0.86%
Net investment income (loss)	1.58%[1]	2.92%	2.75%	1.78%	0.65%	0.50%

1	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS S		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.64%	2.67%	2.50%	1.57%	0.38%	0.21%

Ratios and supplemental data
Net assets, end of period (millions)	$2,279	$1,732	$337	$315	$319	$463
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%[2]	1.12%	1.13%	1.12%	1.13%	1.13%
Expenses excluding waivers/reimbursements and expense reductions	1.13%[2]	1.15%	1.16%	1.16%	1.17%	1.15%
Net investment income (loss)	1.26%[2]	2.50%	2.46%	1.54%	0.34%	0.22%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.94%	3.28%	3.11%	2.18%	0.98%	0.81%

Ratios and supplemental data
Net assets, end of period (millions)	$239	$364	$375	$422	$492	$513
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.50%[1]	0.52%	0.53%	0.52%	0.52%	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.53%[1]	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	1.89%[1]	3.22%	3.06%	2.12%	0.96%	0.80%

1	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 5.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.74%, VRDN, (LOC: Bank of America Corp.)	$5,500,000	$5,500,000
Allegheny Cnty., PA Arpt. Auth. RB, PFOTER, Ser. 516, 2.51%, VRDN, (LOC: FSA & Liq.: DEPFA BANK plc)	40,610,000	40,610,000
Clark Cnty., NV Arpt. RB, Ser. 2008A-1, 2.35%, VRDN, (SPA: Dexia SA)	20,000,000	20,000,000
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 2.35%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 2.35%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Houston, TX Arpt. Sys. RB, Ser. 0404, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	1,100,000	1,100,000
Miami-Dade Cnty., FL Aviation RB:
Eagle-20070073, Class A, 2.33%, VRDN, (LOC: MBIA)	19,300,000	19,300,000
Ser. 2008-1142, 2.42%, VRDN, (Insd. by Assured Guarantee)	25,700,000	25,700,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.65%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 2.65%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000

		160,950,000

CONTINUING CARE RETIREMENT COMMUNITY 0.3%
Bay Cnty., FL RB, Methodist Home for Aging, Ser. 2000, 1.68%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 2.19%, VRDN, (LOC: SunTrust Banks, Inc.)	695,000	695,000

		8,580,000

EDUCATION 4.5%
Bank of New York MTC, Ser. 2007-BNY6, 2.25%, 08/15/2008, (Insd. by MBIA & SPA: Bank of New York Mellon Corp.)	17,150,000	17,150,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 2.91%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,730,000	1,730,000
Colorado Edl. & Cultural Facs. Auth. RB:
Vail Mountain Sch. Proj., 2.46%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Proj., Ser. 2007, 2.23%, VRDN, (LOC: U.S. Bank)	5,970,000	5,970,000
Columbus, GA Dev Auth. RB, Foundation Properties, Inc., Art & Theatre Bldg. Proj., Ser. 2007, 2.39%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,605,000	6,605,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 2.32%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 2.39%, VRDN, (LOC: Bank of North Georgia)	4,345,000	4,345,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 2.44%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	9,565,000	9,565,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 2.39%, VRDN, (LOC: Columbus Bank & Trust Co.)	6,315,000	6,315,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 2.54%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
Palm Beach Cnty., FL Sch. Board Cert. RB, Ser. 6008, 2.74%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc.)	4,140,000	4,140,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.: 2.23%, VRDN, (LOC: Branch Bank & Trust Co.)	$11,305,000	$11,305,000
Ser. A, 2.23%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
South Carolina EDA RB, St. Joseph’s High Sch. Proj., 2.44%, VRDN, (LOC: Natl. Bank of South Carolina)	4,210,000	4,210,000
South Carolina Edl. Facs. Auth. RB, Erskine College Proj., 2.39%, VRDN, (LOC: Natl. Bank of South Carolina)	5,750,000	5,750,000
Summit Cnty., OH RB, Western Academy Reserve, 2.36%, VRDN, (LOC: KeyCorp)	225,000	225,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 2.22%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Sch. Dist. TAN, 4.00%, 09/17/2008	10,000,000	10,006,947
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 2.25%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000

		127,221,947

GENERAL OBLIGATION – LOCAL 3.5%
ABN AMRO Munitops Cert. Trust GO, Ser. 2003-18, 2.64%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
Chicago, IL Muni. Securitization Trust Receipts, Class A:
Ser. 53, 2.28%, VRDN, (SPA: Societe Generale)	7,305,000	7,305,000
Ser. 56, 2.28%, VRDN, (SPA: Societe Generale)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 2.60%, 08/07/2008, (LOC: U.S. Bank)	6,335,000	6,339,047
Coast Cmnty. College Dist., California GO, Ser. 2008-33TPZ, 2.24%, VRDN, (LOC: FSA & Liq.: Wells Fargo & Co.)	4,840,000	4,840,000
Cook Cnty., IL GO, Ser. 559, 2.49%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Desert Cmnty. College Dist. of California GO, PUTTER, Ser. 2676, 2.34%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	13,435,000	13,435,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 2.74%, VRDN, (Insd. by FGIC)	2,760,000	2,760,000
Honolulu, HI GO, ROC-RR-II-R-12066, 2.40%, VRDN, (Insd. by FSA)	5,520,000	5,520,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, 2.22%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,400,000	3,400,000
Palomar Pomerado, CA Health GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 2.64%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	3,250,000	3,250,000
Sierra, CA GO, Deutsche Bank Spears Trust, 2.22%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	14,770,000	14,770,000
Suffolk Cnty., NY TAN, Ser. I, 3.50%, 08/14/2008	12,000,000	12,002,772
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 1.90%, 08/07/2008, (Liq.: U.S. Bank)	8,495,000	8,520,518

		97,907,337

GENERAL OBLIGATION – STATE 5.5%
Commonwealth of Puerto Rico GO, ROC-RR-II-R-185, 2.95%, VRDN, (LOC: CitiBank, NA)	3,715,000	3,715,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 2.64%, VRDN, (Liq.: State Street Corp.)	29,693,000	29,693,000
Ser. 2007-32, 2.39%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
District of Columbia GO, ROC-RR-II-R-11386, 2.74%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	$3,895,000	$3,895,000
Florida Board of Ed. GO, ROC-RR-II-R-0482, 2.24%, VRDN, (LOC: CitiBank, NA)	7,115,000	7,115,000
Florida Dept. of Trans. GO, ROC-RR-II-R-1001, 2.24%, VRDN, (Liq.: Citigroup, Inc.)	5,425,000	5,425,000
Illinois GO, Ser. 2006-0104, 2.50%, VRDN, (Insd. by AMBAC & LOC: U.S. Bank, NA)	40,300,000	40,300,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 2.20%, VRDN, (Liq.: Societe Generale)	1,000,000	1,000,000
Massachusetts Muni. Securitization Trust Receipts, Class A, 2.28%, VRDN, (LOC: Societe Generale)	7,625,000	7,625,000
Texas GO:
Ser. 1016, 2.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,275,000	3,275,000
Ser. 2007, 4.50%, 08/28/2008	25,000,000	25,014,233
Washington GO:
PUTTER, Ser. 2640, 2.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000
ROC-RR-II-R-9252, Ser. 2009, 2.21%, VRDN, (LOC: CitiBank, NA)	5,300,000	5,300,000

		156,852,233

HOSPITAL 17.6%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Eye Foundation Hosp., Ser. A, 3.55%, VRDN, (LOC: Columbus Bank & Trust Co.)	16,040,000	16,040,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 2.84%, VRDN, (Gtd. by Columbus Bank & Trust Co.)	7,780,000	7,780,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,850,000	20,857,123
Georgetown, MI, Econ. Dev. Corp. RB, Sunset Manor Proj., Ser. 2000, 2.49%, VRDN, (LOC: Huntington Natl. Bank)	8,860,000	8,860,000
Hamilton Cnty., OH Hosp. Facs. RB, Ser. 507, 2.56%, VRDN, (LOC: Lloyds Bank)	70,000,000	70,000,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj.:
Ser. A, 2.25%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 2.22%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Illinois Fin. Auth. RB, Advocate Hlth. Care, Ser. 2008-A-2, 1.90%, 02/05/2009, (Gtd. by Advocate Hlth.)	17,055,000	17,055,000
Illinois Fin. Auth. Term Tender CR, OSF Healthcare, Ser. 2008-AR:
2.65%, 11/07/2008, (Gtd. by OSF Healthcare System)	53,000,000	53,021,156
2.85%, 09/19/2008, (Gtd. by OSF Healthcare System)	12,300,000	12,302,499
Indiana Hlth. Facs. Auth. RRB, PFOTER, Ser. 2001, 2.68%, VRDN, (LOC: AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,755,000	23,755,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 2.17%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 2.37%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Kentucky EDA St. Luke’s Hosp. RB, PFOTER, 2.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	480,000	480,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 566, 2.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,845,000	8,845,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 2.29%, VRDN, (LOC: Bank One)	$620,000	$620,000
Louisiana Pub. Facs. Auth Hosp. RRB, Francscan Missionaries of Our Lady Hlth. Sys., Ser. 2005, 2.05%, VRDN, (LOC: JPMorgan Chase & Co.)	31,325,000	31,325,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 2.29%, VRDN, (LOC: Union Planters Bank)	3,580,000	3,580,000
Cenikor Foundation Proj., 2.29%, VRDN, (LOC: Union Planters Bank)	2,680,000	2,680,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 2.20%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Macon Trust Variable Cert., Ser 2007-343, 2.40%, VRDN, (LOC: Bank of America Corp.)	50,000,000	50,000,000
Miami, FL, Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 2.28%, VRDN, (LOC: WestLB AG)	15,195,000	15,195,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 2.25%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 2.44%, VRDN, (LOC: Regions Bank)	980,000	980,000
New Hampshire Hlth. & Edl. Facs. RB, New London Hosp., Ser. 2007, 2.27%, VRDN, (LOC: Fortis Bank)	8,700,000	8,700,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Ser. 2534, 2.66%, VRDN, (LOC: Morgan Stanley)	26,085,000	26,085,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 2.17%, VRDN, (LOC: SunTrust Banks, Inc.)	360,000	360,000
Palmetto Health Alliance Term Tender CR, Ser. 2008-AK, 2.65%, 11/17/2008, (LOC: Branch Bank & Trust)	28,795,000	28,821,312
South Carolina EDA RB, Claire Coop. Hlth. Proj., 2.54%, VRDN, (LOC: Natl. Bank of South Carolina)	1,895,000	1,895,000
South Carolina Jobs EDA Hosp. Facs. RB, Cannon Mem. Hosp., Ser. A, 2.39%, VRDN, (LOC: Natl. Bank of South Carolina)	2,945,000	2,945,000
Springfield, TN Hlth. & Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 2.30%, VRDN, (LOC: Amsouth Bancorp)	3,000,000	3,000,000
Tarrant Cnty., TX Edl. Facs. Term Tender CR, Methodist Hosp., Ser. 2007B-1, 2.35%, 09/09/2008, (Gtd. by Dallas Methodist Hosp.)	25,000,000	25,003,980
University of Pennsylvania Hlth. Sys. Term Tender CR RB, Ser. A, 2.90%, 11/14/2008, (Gtd. by Univ. of Pennsylvania)	20,840,000	20,848,718
University of Pennsylvania Hlth. Sys. Term Tender CR, Ser. D, 2.95%, 11/18/2008, (Gtd. by Univ. of Pennsylvania)	26,670,000	26,681,606

		499,067,394

HOUSING 19.8%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 2.30%, VRDN, (LOC: SunTrust Banks, Inc.)	3,865,000	3,865,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 2.36%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,280,000	9,280,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.31%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL MHRB, Cypress Grove Apts., Ser. B, 2.84%, VRDN, (LOC: CitiBank, NA)	4,270,000	4,270,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California HFA MHRB:
Ser. 2000-A, 2.74%, VRDN, (Liq.: U.S. Bank)	$100,000	$100,000
Ser. 2008-C, 2.55%, VRDN, (LOC: Bank of America Corp.)	1,645,000	1,645,000
Ser. A, 2.74%, VRDN, (SPA: Dexia SA)	860,000	860,000
Ser. B, 2.55%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Ser. C, 2.55%, VRDN, (LOC: Bank of America Corp.)	11,370,000	11,370,000
Ser. H, 2.62%, VRDN, (SPA: KBC Bank NV)	1,400,000	1,400,000
California HFA MHRRB, Ser. C, 2.55%, VRDN, (LOC: Bank of America Corp.)	2,355,000	2,355,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 2.74%, VRDN, (SPA: Dexia SA)	1,400,000	1,400,000
California Statewide CDA MHRB:
ROL-RR-II-R-13063CE, 2.35%, VRDN, (Gtd. by CitiBank, NA)	13,400,000	13,400,000
ROL-RR-II-R-13064CE, 2.35%, VRDN, (Gtd. by CitiBank, NA)	14,255,000	14,255,000
California Statewide CDA RB, Pennsylvania Valley Apt. Proj., Ser. 2001, 2.60%, VRDN, (LOC: FHLMC)	1,765,000	1,765,000
Class B Revenue Bond Cert. Trust, Ser. 2001-02, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-02, 2.39%, VRDN, (SPA: State Street Corp.)	1,721,055	1,721,055
Ser. 2002-09, 2.54%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	33,560,000	33,560,000
Ser. 2004-10, 2.39%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,973,000	5,973,000
Ser. 2005-14, 2.36%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,408,000	3,408,000
Ser. 2006-06, 2.39%, VRDN, (Liq.: State Street Corp.)	4,088,000	4,088,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 2.39%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 2.74%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,150,000	4,150,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	2,510,000	2,510,000
Tyler House Trust, Ser. 1995-A, 2.44%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 2.42%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,600,000	3,600,000
FHLMC MHRB, Ser. M001, Class A, 2.59%, VRDN, (Insd. by & Liq.: FHLMC)	11,651,463	11,651,463
Florida Hsg. Fin. Corp. MHRB, Spring Haven Apts. Proj., 2.44%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 2.30%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Hamilton Cnty., OH MHRB, Forest Ridge Apt. Proj., 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	10,400,000	10,400,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.05%, VRDN, (Liq.: American Intl. Group, Inc.)	7,776,000	7,776,000
Kentucky Hsg. Corp. RB, Ser. B, 2.40%, VRDN, (SPA: BNP Paribas SA)	10,000	10,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 2.49%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000
Ser. 2909Z, 2.49%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Macon Trust Pooled Cert.:
Ser. 1997, 2.44%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	$600,000	$600,000
Ser. 1998A, 2.64%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	344,000	344,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.20%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 2.37%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Ed. & Hsg, Facs. Board RB, PFOTER, Corning Village Apts., 2.68%, VRDN, (LOC: FHLMC)	3,580,000	3,580,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.54%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,795,000	11,795,000
2.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	580,000	580,000
2.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
Class B, 2.59%, VRDN, (Liq.: Lloyds TSB Group plc)	48,165,000	48,165,000
Class C, 2.59%, VRDN, (SPA: Lloyds TSB Group plc)	3,255,000	3,255,000
Class D, 2.59%, VRDN, (Liq.: Societe Generale)	8,035,000	8,035,000
Class EC-001, 2.37%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	70,000	70,000
Class EC-002, 2.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	224,000	224,000
Class F, 2.85%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	2,000,000	2,000,000
Class G, 2.59%, VRDN, (Liq.: Lloyds TSB Group plc)	20,050,000	20,050,000
Class I, 2.59%, VRDN, (LOC: Lloyds TSB Group plc)	615,000	615,000
Miami-Dade Cnty., FL HFA MHRB, ROC-RR-II-R-13043, 2.85%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	2,830,000	2,830,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.40%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert., Carleton Lofts Proj., Class A, 2.44%, VRDN, (LOC: LaSalle Bank, NA)	8,245,000	8,245,000
MMA Finl. MHRB, Ser. A, Class A, 2.40%, VRDN, (Liq.: SunTrust Banks, Inc.)	2,685,000	2,685,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 2.61%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Morgan Keegan Muni. Products Trust, Inc. RB Variable Receipts, Ser. 2007F, 2.00%, VRDN, (SPA: BNP Paribas SA)	45,000,000	45,000,000
Nebraska Fin. Auth. MHRRB, Pheasant Ridge Apts., 2.34%, VRDN, (LOC: FHLMC)	8,950,000	8,950,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 2.18%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
North Central, TX Hsg. Fin. Corp. RB, Bent Tree Town Homes Proj., Ser. A, 2.94%, VRDN, (LOC: American Intl. Group, Inc.)	4,925,000	4,925,000
Oakland, CA Redev. Agcy. MHRB, 2.56%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	4,000,000	4,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 2.48%, VRDN, (LOC: KeyCorp)	1,140,000	1,140,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 2.44%, VRDN, (LOC: FHLB)	11,000,000	11,000,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	8,801,250	8,801,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania HFA SFHRB, Ser. 2003-77B, 2.40%, VRDN, (SPA: BNP Paribas SA)	$7,000,000	$7,000,000
Pinellas Cnty., FL HFA SFHRB, PFOTER, 2.52%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	370,000	370,000
San Francisco, CA City & Cnty. MHRB, Geary Court Proj., Ser. 34G, 2.25%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	7,840,000	7,840,000
South Carolina Hsg. Fin. & Dev. Auth. MHRRB, Oakfield Apts., Ser. 2004, 2.44%, VRDN, (LOC: Natl. Bank of South Carolina)	2,506,000	2,506,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 2.65%, VRDN, (LOC: FHLMC)	13,165,000	13,165,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 2.30%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 2.49%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	4,145,000	4,145,000
Washington MHRB, Eaglepointe Apts., Ser. A, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.39%, VRDN, (LOC: Marshall & Ilsley Corp.)	5,640,000	5,640,000
Wisconsin Hsg. & EDA. RB, Ser. 2879, 2.44%, VRDN, (LOC: JPMorgan Chase & Co.)	10,255,000	10,255,000

		562,130,768

INDUSTRIAL DEVELOPMENT REVENUE 11.2%
Alachua Cnty., FL IDRB, Florida Rock Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 2.19%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,693,000	1,693,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.29%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 2.42%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 2.42%, VRDN, (LOC: Bank of America Corp.)	320,000	320,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 2.48%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 2.20%, VRDN, (Gtd. by Nucor Corp.)	2,900,000	2,900,000
Brunswick & Glynn Cnty., GA EDRB, Epworth by the Sea Proj., 2.39%, VRDN, (LOC: Columbus Bank & Trust Co.)	2,158,000	2,158,000
Butler, WI IDRB, Western States Envelope Co. Proj., 2.42%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,150,000	1,150,000
California CDA IDRB, American Biodiesel Proj., Ser. B, 2.30%, VRDN, (LOC: Wells Fargo & Co.)	8,000,000	8,000,000
California EDA RB, Killion Inds. Proj., 2.45%, VRDN, (LOC: Union Bank of California)	2,670,000	2,670,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 2.35%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 2.34%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 2.42%, VRDN, (LOC: Bank of America Corp.)	$3,300,000	$3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.49%, VRDN, (LOC: Wells Fargo & Co.)	1,920,000	1,920,000
Colorado HFA EDRB:
Corey Bldg. Proj., Ser. A, 2.44%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Gressman Enterprises Proj., 2.41%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 2.55%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 2.45%, VRDN, (LOC: Bank of America Corp.)	250,000	250,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 2.39%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.65%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.39%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 2.59%, VRDN, (LOC: Columbus Bank & Trust Co.)	7,190,000	7,190,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.50%, VRDN, (LOC: U.S. Bancorp)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., 2.51%, VRDN, (LOC: Harris Trust & Savings Bank)	1,635,000	1,635,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 2.39%, VRDN, (LOC: Bank of America Corp.)	2,660,000	2,660,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.22%, VRDN, (LOC: AmSouth Bancorp)	2,740,000	2,740,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 2.30%, VRDN, (LOC: RBC Centura Bank)	2,500,000	2,500,000
Ser. A2, 2.30%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.45%, VRDN, (LOC: SunTrust Banks, Inc.)	1,030,000	1,030,000
Fort Walton Proj., Ser. A-4, 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	515,000	515,000
Novelty Crystal Proj., 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Suncoast Bakeries Proj., Ser. A-1, 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	380,000	380,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 2.41%, VRDN, (LOC: Fifth Third Bancorp)	520,000	520,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.25%, VRDN, (LOC: Natl. City Corp.)	20,000	20,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 2.34%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Hackleberg, AL IDRB, River Birch Homes Proj., 2.54%, VRDN, (LOC: AmSouth Bancorp)	400,000	400,000
Haleyville, AL IDRB, Door Components, LLC Proj., 2.39%, VRDN, (SPA: Canadian Imperial Bank)	1,200,000	1,200,000
Hamilton, AL IDRB, Quality Hsg. Proj., 2.44%, VRDN, (SPA: Canadian Imperial Bank)	610,000	610,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.45%, VRDN, (LOC: Crestar Bank)	$660,000	$660,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.54%, VRDN, (LOC: Associated Banc-Corp.)	1,385,000	1,385,000
Huntsville, AL IDRB, Brown Precision, Inc. Proj., 2.44%, VRDN, (LOC: First Comml. Bank)	2,665,000	2,665,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 2.59%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 2.42%, VRDN, (LOC: Rabobank Intl.)	7,400,000	7,400,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.29%, VRDN, (LOC: Bank One)	1,350,000	1,350,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 2.34%, VRDN, (LOC: Wells Fargo & Co.)	1,800,000	1,800,000
Interwest Proj., 2.44%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,020,000	3,020,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.50%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 2.44%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 2.20%, VRDN, (Gtd. by Nucor Corp.)	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 2.44%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	5,100,000	5,100,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.60%, VRDN, (LOC: U.S. Bancorp)	655,000	655,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 2.44%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,900,000	3,900,000
Lexington-Fayette Cnty., KY Govt. Indl. Bldg. RB, Cmnty. Action Council Proj., Ser. 2003, 3.10%, VRDN, (LOC: Natl. City Bank of Indiana)	55,000	55,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 2.39%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 2.35%, VRDN, (LOC: U.S. Bancorp)	2,220,000	2,220,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 2.56%, VRDN, (LOC: KeyCorp)	2,500,000	2,500,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.35%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 2.35%, VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 2.39%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 2.49%, VRDN, (LOC: Heller Finl., Inc.)	3,780,000	3,780,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.50%, VRDN, (LOC: Firstbank Corp.)	1,125,000	1,125,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.59%, VRDN, (SPA: Societe Generale)	3,135,000	3,135,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 2.39%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	$3,300,000	$3,300,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 2.34%, VRDN, (LOC: Amsouth Bancorp)	2,760,000	2,760,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 2.39%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Jersey EDA RB, Ser. 3824, 2.23%, VRDN, (SPA: Dexia SA)	10,100,000	10,100,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.45%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 2.40%, VRDN, (LOC: Bank of America Corp.)	1,725,000	1,725,000
Olathe, KS IDRB, Insulite Proj., 2.60%, VRDN, (LOC: U.S. Bancorp)	1,140,000	1,140,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.44%, VRDN, (LOC: Bank of America Corp.)	1,295,000	1,295,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 2.45%, VRDN, (LOC: U.S. Bancorp)	1,985,000	1,985,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 2.45%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 2.44%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 2.54%, VRDN, (LOC: Associated Banc-Corp.)	1,375,000	1,375,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.43%, VRDN, (LOC: U.S. Bancorp)	1,170,000	1,170,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 2.36%, VRDN, (LOC: Branch Bank & Trust Co.)	4,300,000	4,300,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 2.55%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 2.40%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., 2.47%, VRDN, (LOC: Associated Banc-Corp.)	1,725,000	1,725,000
Vortex Liquid Color Proj., 2.62%, VRDN, (LOC: Associated Banc-Corp.)	1,440,000	1,440,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 2.58%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Advanced Composite Materials, LLC, Ser. 2007, 2.44%, VRDN, (LOC: Natl. Bank of South Carolina)	3,000,000	3,000,000
Blue Ridge Log Cabins, LLC, 2.36%, VRDN, (LOC: Branch Bank & Trust Co.)	6,600,000	6,600,000
Compact Air Products, LLC, 2.56%, VRDN, (LOC: KeyCorp)	2,570,000	2,570,000
Ortec, Inc. Proj., Ser. B, 2.45%, VRDN, (LOC: Bank of America Corp.)	1,700,000	1,700,000
Woodhead, LLC Proj., Ser. A, 2.44%, VRDN, (LOC: Columbus Bank & Trust Co.)	4,125,000	4,125,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.50%, VRDN, (LOC: U.S. Bancorp)	1,770,000	1,770,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 2.44%, VRDN, (LOC: U.S. Bancorp)	5,420,000	5,420,000
Kuenz Heating & Sheet Metal, 2.61%, VRDN, (LOC: U.S. Bancorp)	2,090,000	2,090,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 2.34%, VRDN, (LOC: Wells Fargo & Co.)	$3,745,000	$3,745,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 2.49%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 2.56%, VRDN, (LOC: KeyCorp)	2,040,000	2,040,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 2.34%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.45%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 2.44%, VRDN, (LOC: Wells Fargo & Co.)	1,580,000	1,580,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.44%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 2.56%, VRDN, (LOC: KeyCorp)	1,165,000	1,165,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 2.40%, VRDN, (LOC: SunTrust Banks, Inc.)	4,275,000	4,275,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.65%, VRDN, (LOC: Crestar Bank)	1,665,000	1,665,000
Ser. B, 2.65%, VRDN, (LOC: Crestar Bank)	1,055,000	1,055,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 2.39%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Winnemucca, NV EDRB, Carry On Trailor, Inc. Proj., 2.42%, VRDN, (LOC: Regions Bank)	3,000,000	3,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.65%, VRDN, (LOC: Bank of the West)	3,480,000	3,480,000

		317,271,000

LEASE 0.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.44%, VRDN, (LOC: LaSalle Bank, NA)	1,323,296	1,323,296
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.74%, VRDN, (LOC: Bank of America Corp.)	11,590,000	11,590,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 2.31%, VRDN, (Liq.: Morgan Stanley)	2,577,500	2,577,500
St. Lucie Cnty., FL Sch. Board COP, 2.34%, VRDN, (LOC: Bank of New York Mellon Corp.)	8,480,500	8,480,500

		23,971,296

MANUFACTURING 0.4%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.35%, VRDN, (LOC: SunTrust Banks, Inc.)	2,700,000	2,700,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.55%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 2.45%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000

		11,550,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 9.2%
Brazos River, TX Solid Waste Disposal RB, BASF Corp. Proj., 2.37%, VRDN, (Gtd. by BASF Corp.)	$1,000,000	$1,000,000
Cassia Cnty., ID IDRB:
Oak Valley Land Corp. Proj., 2.44%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Vance Dairy Construction Proj., Ser. 2007, 2.44%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Citizens Property Insurance Corp., Florida Sr. Secd. High Risk Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	109,000,000	109,877,710
Clarksville, TN Pub. Bldg. Auth. RB, 2.20%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 2.44%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 2.28%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 2.44%, VRDN, (LOC: CoBank)	25,175,000	25,175,000
Florida State Lottery Board RB, ROC RR-II-R 12024, 3.51%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	2,230,000	2,230,000
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 2.25%, VRDN, (Gtd. by BP plc)	20,000	20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 2.44%, VRDN, (LOC: Wells Fargo & Co.)	4,000,000	4,000,000
Illinois Fin. Dev. Auth. RB, Sexton Energy Proj., Ser. 2003, 2.88%, VRDN, (Gtd. by Fifth Third Bank)	6,840,000	6,840,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	25,000,000	25,109,948
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	3,510,000	3,510,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 2.44%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.65%, VRDN, (SPA: Commerce de France)	300,000	300,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A, 2.34%, VRDN, (LOC: AmSouth Bancorp)	2,845,000	2,845,000
Michigan State Strategic Fund Ltd. Obl. RRB, Dow Chemical Proj., Ser. 2003B-2, 2.65%, VRDN, (Gtd. by Dow Chemical Co.)	16,000,000	16,000,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 2.20%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 2.36%, VRDN, (Gtd. by Catepillar, Inc.)	4,300,000	4,300,000
Port Arthur, TX Navigation Dist. Env. Facs. IDRB, Fina Oil & Chemical Co. Proj., 2.70%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.44%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 2.40%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 2.48%, VRDN, (LOC: KeyCorp)	2,130,000	2,130,000

		259,742,658

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 1.2%
Michigan Solid Waste Disposal RB, L’Anse Warden Co. Proj., Ser. 2008, 2.45%, VRDN, (LOC: Standard Chartered plc)	$19,215,000	$19,215,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 2.49%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.49%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		35,215,000

SOLID WASTE 6.9%
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., 2.40%, VRDN, (LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Jacksonville Farm Proj., 2.99%, VRDN, (LOC: SunTrust Banks, Inc.)	4,190,000	4,190,000
Real Estate Iowa One Proj., 2.39%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Ronnie & Randy Hunt Proj., Ser. 2007, 2.44%, VRDN, (LOC: Wells Fargo & Co.)	3,250,000	3,250,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 2.31%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 2.44%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. 2008-A, 2.40%, VRDN, (LOC: Bank of America Corp.)	26,000,000	26,000,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., 2.39%, VRDN, (Liq.: Rabobank Neder)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Sorio Bravo Dairy Farm, Ser. 2002, 2.44%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.: 2.60%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. 2002-A, 2.55%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 2.45%, VRDN, (Gtd. by Flint Hills Resources)	32,000,000	32,000,000
Stevens Cnty., MN Solid Waste Disposal RB:
Darnen Dairy Proj., 2.39%, VRDN, (LOC: Wells Fargo & Co.)	3,800,000	3,800,000
Riverview Dairy Proj., 2.32%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 2.50%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.39%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.39%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.39%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., 2.44%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		196,240,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.1%
ABN AMRO Munitops RB, Ser. 2002-24, 3.74%, VRDN, (LOC: ABN AMRO Bank)	$2,700,000	$2,700,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 2.26%, VRDN, (LOC: Northern Trust Co.)	5,220,000	5,220,000
Ser. B, 2.26%, VRDN, (LOC: Northern Trust Co.)	2,500,000	2,500,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 2.31%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Dallas, TX Area Rapid Trans. Macon Variable Cert., Ser. 2007-326, 2.64%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Dallas, TX Area Rapid Trans. RB:
PUTTER, Ser. 3046, 2.29%, VRDN, (LOC: JPMorgan Chase & Co.)	8,855,000	8,855,000
ROC-RR-II-R-11541, Ser. 2008, 2.21%, VRDN, (LOC: CitiBank, NA)	3,000,000	3,000,000
Illinois Regional Transit Auth. MSTR, Class A, Ser. 55, 2.28%, VRDN, (LOC: Societe Generale)	2,420,000	2,420,000
Louisiana Gas & Fuels RB, ROC-RR-II-R-661, 2.39%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	16,665,000	16,665,000
New Mexico Fin. Auth. Trans. RB, PUTTER, Ser. 435, 2.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	8,620,000	8,620,000
New York, NY TFA RB, New York City Recovery Fiscal 2003, Ser. 3, 2.05%, VRDN, (SPA: Bank of New York Co.)	20,850,000	20,850,000
Phoenix, AZ Civic Impt. Corp. Excise Tax RB, ROC-RR-II-R-11388, 2.27%, VRDN, (LOC: FGIC & Liq.: CitiBank, NA)	6,500,000	6,500,000
State of Washington Motor Vehicle Tax, Ser. 2002-B, 2.28%, VRDN, (Insd. by FSA & LOC: Bank of New York Mellon Corp.)	2,749,000	2,749,000

		87,929,000

STUDENT LOAN 3.5%
Branch Bank & Trust Co. Muni. Trust Floater RB:
Ser. 2062, 2.64%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 2.64%, VRDN, (Liq.: Branch Bank & Trust Co.)	21,695,000	21,695,000
Ser. 2064, 2.64%, VRDN, (Liq.: Branch Bank & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 2.49%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000

		99,230,000

TOBACCO REVENUE 0.9%
Badger Tobacco Asset Security Corp. Floater RB, 2.31%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,500,000	3,500,000
Golden State Tobacco Securitization Corp. RB, Ser. 2266, 2.44%, VRDN, (LOC: Morgan Stanley)	21,400,000	21,400,000

		24,900,000

TRANSPORTATION 0.0%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 2.76%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	853,000	853,000
Metropolitan Trans. Auth. of New York RB, 2.46%, VRDN, (Insd. by FSA & Merrill Lynch & Co., Inc.)	300,000	300,000

		1,153,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 4.8%
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 2.35%, VRDN, (Gtd. by Georgia Power Co.)	$1,150,000	$1,150,000
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008, (LOC: Royal Bank of Canada)	30,000,000	30,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by Delmarva Power & Light Co.)	5,550,000	5,550,000
Houston, TX Util. Sys. RB, PUTTER, Ser. 2225, 2.79%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	6,670,000	6,670,000
Indiana Cnty., PA IDA PCRRB, Exelon Generation, Ser. A, 2.59%, VRDN, (LOC: BNP Paribas SA)	1,025,000	1,025,000
Intemountain Power Agcy. RRB, Utah Power Supply, Ser. E, 2.35%, 12/01/2008, (LOC: Morgan Stanley)	17,000,000	17,000,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	20,000,000	20,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 2.26%, VRDN, (SPA: Royal Bank of Canada)	12,500,000	12,500,000
San Antonio, TX Elec. & Gas RB, ROC-RR-II-R-6064, 2.39%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	3,120,000	3,120,000
Texas Muni. Gas Acquisition & Supply Corp. RB:
Ser. 2848, 2.44%, VRDN, (LOC: Morgan Stanley & Co.)	15,000,000	15,000,000
Ser. 2849, 2.44%, VRDN, (LOC: Morgan Stanley & Co.)	16,000,000	16,000,000
Wisconsin Pub. Power RB, PUTTERS, Ser. 1232, 2.32%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		134,855,000

WATER & SEWER 0.8%
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 2.74%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	2,220,000	2,220,000
Florida Water Financing Corp. PCRB, Ser. 2003, 5.00%, 01/15/2009	3,595,000	3,631,971
Jefferson Cnty., AL Sewer Sys. RB, ROC-RR-II-R-10156, 2.65%, VRDN, (Liq.: CitiBank, NA)	8,920,000	8,920,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1327, 2.23%, VRDN, (LOC: Merrill Lynch & Co., Inc.)	500,000	500,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 2.25%, VRDN, (Insd. by MBIA & LOC: U.S. Bank)	6,700,000	6,721,346

		21,993,317

Total Investments (cost $2,826,759,950) 99.7%		2,826,759,950
Other Assets and Liabilities 0.3%		7,814,686

Net Assets 100.0%		$2,834,574,636

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2008:

Florida	13.8%
Texas	12.3%
Illinois	6.3%
California	5.2%
Ohio	4.3%
Indiana	3.8%
Pennsylvania	3.8%
Michigan	3.5%
Delaware	3.2%
Tennessee	3.0%
Louisiana	2.8%
New York	2.7%
South Carolina	2.6%
Georgia	2.5%
Massachusetts	2.2%
North Carolina	2.2%
Washington	2.0%
Alabama	1.7%
Wisconsin	1.7%
Nevada	1.4%
Minnesota	1.3%
New Jersey	1.3%
Nebraska	1.1%
Utah	1.1%
Wyoming	1.1%
Idaho	0.9%
North Dakota	0.9%
Colorado	0.8%
District of Columbia	0.8%
Iowa	0.7%
Kansas	0.6%
Missouri	0.6%
Arizona	0.5%
Virginia	0.4%
New Hampshire	0.3%
New Mexico	0.3%
Oregon	0.3%
Hawaii	0.2%
Arkansas	0.1%
Maine	0.1%
Maryland	0.1%
Oklahoma	0.1%
Puerto Rico	0.1%
South Dakota	0.1%
West Virginia	0.1%
Non-state specific	5.1%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	99.2%
Tier 2	0.8%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2008:

2-7 days	83.2%
8-60 days	3.6%
61-120 days	5.6%
121-240 days	3.7%
241+ days	3.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$2,826,759,950
Receivable for Fund shares sold	119,136
Interest receivable	10,162,673
Prepaid expenses and other assets	8,586

Total assets	2,837,050,345

Liabilities
Dividends payable	241,303
Payable for Fund shares redeemed	117,563
Due to custodian bank	1,795,500
Advisory fee payable	29,220
Distribution Plan expenses payable	39,913
Due to other related parties	8,062
Trustees’ fees and expenses payable	120,514
Custodian and accounting fees payable	85,381
Accrued expenses and other liabilities	38,253

Total liabilities	2,475,709

Net assets	$2,834,574,636

Net assets represented by
Paid-in capital	$2,834,238,756
Undistributed net investment income	164,088
Accumulated net realized gains on investments	171,792

Total net assets	$2,834,574,636

Net assets consists of
Class A	$315,967,768
Class S	2,279,115,091
Class I	239,491,777

Total net assets	$2,834,574,636

Shares outstanding (unlimited number of shares authorized)
Class A	316,004,927
Class S	2,278,913,278
Class I	239,388,180

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$32,344,842

Expenses
Advisory fee	5,575,945
Distribution Plan expenses
Class A	558,117
Class S	6,012,821
Administrative services fee	819,488
Transfer agent fees	398,945
Trustees’ fees and expenses	30,927
Printing and postage expenses	46,024
Custodian and accounting fees	361,093
Registration and filing fees	22,262
Professional fees	30,001
Other	14,988

Total expenses	13,870,611
Less: Expense reductions	(27,155)
Fee waivers	(409,793)

Net expenses	13,433,663

Net investment income	18,911,179

Net realized gains on investments	171,792

Net increase in net assets resulting from operations	$19,082,971

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008 (a)

Operations
Net investment income		$18,911,179		$60,163,175
Net realized gains on investments		171,792		509,915

Net increase in net assets resulting from operations		19,082,971		60,673,090

Distributions to shareholders from
Net investment income
Class A		(2,961,517)		(10,660,257)
Class S		(12,700,768)		(15,888,757)
Class S1		0		(21,636,614)
Class I		(3,370,303)		(12,227,114)

Total distributions to shareholders		(19,032,588)		(60,412,742)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,113,821,122	1,113,821,122	2,364,637,533	2,364,637,533
Class S	7,419,872,508	7,419,872,508	6,025,874,861	6,025,874,861
Class S1	0	0	5,140,571,408	5,140,571,408
Class I	293,749,263	293,749,263	328,654,271	328,654,271

		8,827,442,893		13,859,738,073

Net asset value of shares issued in reinvestment of distributions
Class A	2,626,580	2,626,580	8,984,984	8,984,984
Class S	12,700,768	12,700,768	15,686,264	15,686,264
Class S1	0	0	20,545,463	20,545,463
Class I	1,090,923	1,090,923	3,981,068	3,981,068

		16,418,271		49,197,779

Payment for shares redeemed
Class A	(1,192,140,730)	(1,192,140,730)	(2,383,381,724)	(2,383,381,724)
Class S	(6,885,609,572)	(6,885,609,572)	(4,646,630,258)	(4,646,630,258)
Class S1	0	0	(6,190,861,794)	(6,190,861,794)
Class I	(418,901,694)	(418,901,694)	(344,464,381)	(344,464,381)

		(8,496,651,996)		(13,565,338,157)

Net increase in net assets resulting from capital share transactions		347,209,168		343,597,695

Total increase in net assets		347,259,551		343,858,043
Net assets
Beginning of period		2,487,315,085		2,143,457,042

End of period		$2,834,574,636		$2,487,315,085

Undistributed net investment income		$164,088		$285,497

(a)	Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Effective at the close of business on November 16, 2007, Class S1 shares of the Fund were liquidated and closed and existing shareholders on that date became shareholders of Class S of the Fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.41% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $409,793.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,826,759,950
Level 3 – Significant Unobservable Inputs	0

Total	$2,826,759,950

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567513 rv5 09/2008

Evergreen New Jersey Municipal Money Market Fund

Evergreen

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New Jersey Municipal Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo†

† Effective August 18, 2008 Mr. Randazzo became a portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	0.65%	0.50%	0.80%

Average annual return

1-year	2.19%	1.88%	2.49%

5-year	1.83%	1.53%	2.13%

Since portfolio inception	1.96%	1.71%	2.25%

7-day annualized yield	1.65%	1.35%	1.95%

30-day annualized yield	1.05%	0.75%	1.35%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2008	7/31/2008	During Period*

Actual
Class A	$1,000.00	$1,006.51	$4.29
Class S	$1,000.00	$1,005.00	$5.78
Class I	$1,000.00	$1,008.00	$2.80
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.59	$4.32
Class S	$1,000.00	$1,019.10	$5.82
Class I	$1,000.00	$1,022.08	$2.82

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.16% for Class S and 0.56% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.65%	3.04%	2.77%	1.83%	0.65%	0.53%

Ratios and supplemental data
Net assets, end of period (millions)	$37	$36	$22	$20	$23	$30
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%[1]	0.87%	0.87%	0.88%	0.89%	0.87%
Expenses excluding waivers/reimbursements and expense reductions	0.86%[1]	0.87%	0.87%	0.88%	0.90%	0.88%
Net investment income (loss)	1.30%[1]	2.77%	2.74%	1.78%	0.62%	0.49%

1	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS S	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	0[1]	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.50%	2.73%	2.46%	1.54%	0.35%	0.24%

Ratios and supplemental data
Net assets, end of period (millions)	$240	$211	$169	$162	$171	$66
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%[2]	1.17%	1.17%	1.17%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.16%[2]	1.17%	1.17%	1.18%	1.17%	1.18%
Net investment income (loss)	0.99%[2]	2.48%	2.42%	1.51%	0.48%	0.19%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.80%	3.35%	3.07%	2.13%	0.95%	0.83%

Ratios and supplemental data
Net assets, end of period (millions)	$16	$21	$15	$10	$5	$22
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%[1]	0.57%	0.57%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	0.56%[1]	0.57%	0.57%	0.58%	0.60%	0.58%
Net investment income (loss)	1.54%[1]	3.07%	3.02%	2.19%	0.89%	0.73%

1	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 0.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.74%, VRDN, (LOC: Bank of America Corp.)	$2,000,000	$2,000,000

EDUCATION 4.3%
New Jersey EDA RB, Princeton Day Sch. Proj., 2.18%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj.:
Ser. 2008-1045, 2.23%, VRDN, (LOC: Bank of America Corp.)	2,130,000	2,130,000
Ser. SG148, 2.25%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Ser. 2710, 2.59%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,710,000	2,710,000

		12,490,000

GENERAL OBLIGATION – LOCAL 0.5%
Mantua Township, NJ BAN, Ser. A, 2.75%, 09/25/2008	1,362,700	1,363,402

HOSPITAL 7.0%
Bell Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RB, Scott & White Mem. Hosp. & Scott, Sherwood & Brindley Foundation Proj., Ser. 2001-2, 4.50%, VRDN, (Insd. by MBIA & SPA: WestLB AG)	2,800,000	2,800,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 2.34%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,700,000	12,700,000
New Jersey Healthcare Facs. Fin. Auth. RB, Holy Name Hosp. Proj., Ser. 2008-353, 2.28%, VRDN, (LOC: Bank of America Corp.)	4,915,000	4,915,000

		20,415,000

HOUSING 13.1%
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 2.49%, VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
2.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,685,000	13,685,000
Class F, 2.85%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	1,800,000	1,800,000
Class I, 2.59%, VRDN, (LOC: Lloyds TSB Group plc)	1,625,000	1,625,000
New Jersey EDA RB, Paddock Realty, LLC Proj., 2.44%, VRDN, (LOC: Wells Fargo & Co.)	1,105,000	1,105,000
New Jersey MHRB, Sterling Park Apts. Proj., Ser. 2006-6, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	4,601,000	4,601,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 2.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,000,000	9,000,000

		38,456,000

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.45%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	975,000	975,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.54%,VRDN, (LOC: Bank of the West)	1,600,000	1,600,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
New Jersey EDA RB:
El Dorado Terminals Proj., Ser. B, 1.65%, VRDN, (LOC: SunTrust Banks, Inc.)	$200,000	$200,000
Ser. 3824, 2.23%, VRDN, (SPA: Dexia SA)	4,670,000	4,671,175
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 2.34%, VRDN, (LOC: Washington Mutual, Inc.)	2,070,000	2,070,000

		9,516,175

LEASE 3.8%
Branch Bank & Trust Co. Muni. Trust Floater RB, Ser. 2047, 2.22%, VRDN, (Insd. by AMBAC & Liq.: Branch Bank & Trust Co.)	11,220,000	11,220,000

MISCELLANEOUS REVENUE 12.4%
Citizens Property Insurance Corp., Florida Sr. Secd. High Risk Revenue Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,080,524
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,043,929
New Jersey EDA RB:
Bayonne Impt. Proj.:
Ser. 1993-B, 1.65%, VRDN, (LOC: SunTrust Banks, Inc.)	4,975,000	4,975,000
Ser. A, 1.65%, VRDN, (LOC: SunTrust Banks, Inc.)	2,225,000	2,225,000
Lawrence Sch. Proj., Ser. B, 1.55%, VRDN, (SPA: JPMorgan Chase & Co.)	500,000	500,000
New Jersey Env. Infrastructure RB, MSTR, 2.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,100,000	5,100,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.32%, VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 2.50%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 2.50%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		36,474,453

PORT AUTHORITY 3.6%
New York Port Auth. RB:
ROC-RR-II-R 9207, 2.32%, VRDN, (Liq.: Citigroup, Inc.)	6,600,000	6,600,000
Ser. 2008-1067, 2.26%, VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000

		10,600,000

SPECIAL TAX 16.3%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 2.44%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 2.26%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	4,500,000	4,500,000
Puerto Rico Cmnwlth. Hwy. & Transit Auth. RB, ROC-RR-II-R-10327CE, 2.27%, VRDN, (LOC: Citigroup, Inc.)	10,000,000	10,000,000
Puerto Rico Sales Tax Financing Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 2.25%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000
Ser. 2006-1989, 2.44%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	26,700,000	26,700,000

		47,875,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.5%
Tobacco Settlement Funding Corp. of New Jersey RB, PFOTER:
Ser. 1148, 2.23%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$2,700,000	$2,700,000
Ser. 1284, 2.23%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,745,000	4,745,000

		7,445,000

TRANSPORTATION 16.8%
New Jersey Deutsche Bank Spears Trust:
2.23%, VRDN, (Liq.: Deutsche Bank AG)	4,100,000	4,100,000
2.46%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,590,000	8,590,000
New Jersey Trans. Auth. RB:
2.23%, VRDN, (Insd. by FGIC)	5,650,000	5,650,000
Ser. 3859, 2.23%, VRDN, (SPA: Dexia SA)	10,915,000	10,915,000
New Jersey TTFA RB:
Ser. 038, 2.28%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	10,535,000	10,535,000
Ser. 241, 2.44%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,180,000	4,180,000
Ser. DC-8033, 2.41%, VRDN, (Insd. by FSA & LOC: Dexia SA)	1,970,000	1,970,000
New Jersey Turnpike Auth. RB, PFOTER, 3.68%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	3,300,000	3,300,000

		49,240,000

UTILITY 13.5%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
Georgia Muni. Elec. Auth. RB, Proj. 1, Ser. E, 5.00%, 01/01/2009, (Insd. by MBIA)	3,000,000	3,028,246
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
New Jersey EDA RB, Pivotal Util. Holdings, Inc. Proj., Ser. 2007, 1.70%, VRDN, (LOC: Wells Fargo & Co.)	900,000	900,000
New Jersey EDA Thermal Energy Facs. RB, 2.55%, VRDN, (LOC: Bank One)	3,035,000	3,035,000
Puerto Rico Elec. Power Auth. RB:
Class A, 2.27%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
ROC-RR-II-R 10316CE, 2.28%, VRDN, (Liq.: CitiBank, NA)	24,200,000	24,200,000

		39,543,246

WATER & SEWER 2.1%
Puerto Rico Cmnwlth. Aqueduct & Sewer Auth. RB:
Ser. 2550, 2.46%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	2,500,000	2,500,000
Ser. 2551, 2.46%, VRDN, (LOC: Assured Gty. & Liq.: Morgan Stanley)	3,750,000	3,750,000

		6,250,000

Total Investments (cost $292,888,276) 99.8%		292,888,276
Other Assets and Liabilities 0.2%		725,545

Net Assets 100.0%		$293,613,821

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of July 31, 2008:

New Jersey	50.2%
Puerto Rico	28.2%
Indiana	4.4%
New York	3.6%
Florida	3.4%
Tennessee	1.4%
Georgia	1.0%
New Hampshire	1.0%
Texas	1.0%
California	0.9%
Pennsylvania	0.7%
Delaware	0.5%
Utah	0.5%
Louisiana	0.5%
Non-state specific	2.7%

100.0%

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	97.1%
Tier 2	1.8%
NR	1.1%

100.0%

The following table shows the percent of total investments based on maturity as of July 31, 2008:

2-7 days	90.6%
8-60 days	0.5%
61-120 days	5.5%
241+ days	3.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$292,888,276
Receivable for Fund shares sold	150,000
Interest receivable	957,202
Prepaid expenses and other assets	13,740

Total assets	294,009,218

Liabilities
Dividends payable	22,192
Payable for Fund shares redeemed	50,000
Due to custodian bank	287,303
Advisory fee payable	3,286
Distribution Plan expenses payable	4,242
Due to other related parties	763
Trustees’ fees and expenses payable	5,557
Printing and postage expenses payable	10,457
Custodian and accounting fees payable	6,859
Accrued expenses and other liabilities	4,738

Total liabilities	395,397

Net assets	$293,613,821

Net assets represented by
Paid-in capital	$293,595,436
Overdistributed net investment income	(12,340)
Accumulated net realized gains on investments	30,725

Total net assets	$293,613,821

Net assets consists of
Class A	$37,400,183
Class S	240,320,622
Class I	15,893,016

Total net assets	$293,613,821

Shares outstanding (unlimited number of shares authorized)
Class A	37,384,443
Class S	240,312,765
Class I	15,898,228

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$3,118,681

Expenses
Advisory fee	597,043
Distribution Plan expenses
Class A	52,011
Class S	722,770
Administrative services fee	87,362
Transfer agent fees	36,010
Trustees’ fees and expenses	3,416
Printing and postage expenses	13,157
Custodian and accounting fees	40,578
Registration and filing fees	21,124
Professional fees	11,969
Other	4,122

Total expenses	1,589,562
Less: Expense reductions	(4,297)

Net expenses	1,585,265

Net investment income	1,533,416

Net realized gains on investments	30,725

Net increase in net assets resulting from operations	$1,564,141

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008

Operations
Net investment income		$1,533,416		$5,943,552
Net realized gains on investments		30,725		394,121

Net increase in net assets resulting from operations		1,564,141		6,337,673

Distributions to shareholders from
Net investment income
Class A		(225,478)		(884,295)
Class S		(1,193,981)		(5,018,990)
Class I		(121,016)		(528,350)

Total distributions to shareholders		(1,540,475)		(6,431,635)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	39,550,378	39,550,378	118,482,615	118,482,615
Class S	852,637,175	852,637,175	1,329,315,222	1,329,315,222
Class I	35,778,009	35,778,009	89,542,101	89,542,101

		927,965,562		1,537,339,938

Net asset value of shares issued in reinvestment of distributions
Class A	193,634	193,634	737,772	737,772
Class S	1,193,981	1,193,981	5,018,990	5,018,990
Class I	22,149	22,149	109,198	109,198

		1,409,764		5,865,960

Payment for shares redeemed
Class A	(38,468,349)	(38,468,349)	(105,225,106)	(105,225,106)
Class S	(824,256,136)	(824,256,136)	(1,292,342,349)	(1,292,342,349)
Class I	(41,054,965)	(41,054,965)	(83,813,814)	(83,813,814)

		(903,779,450)		(1,481,381,269)

Net increase in net assets resulting from capital share transactions		25,595,876		61,824,629

Total increase in net assets		25,619,542		61,730,667
Net assets
Beginning of period		267,994,279		206,263,612

End of period		$293,613,821		$267,994,279

Overdistributed net investment income		$(12,340)		$(5,281)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.41% of the Fund’s average daily net assets (on an annualized basis).

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

19

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	292,888,276
Level 3 – Significant Unobservable Inputs	0

Total	$292,888,276

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567514 rv5 09/2008

Evergreen New York Municipal Money Market Fund

Evergreen

NEW YORK MUNICIPAL MONEY MARKET FUND

Semiannual Report
as of July 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen New York Municipal Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo†

† Effective August 18, 2008, Mr. Randazzo became a portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	0.67%	0.52%	0.82%

Average annual return

1-year	2.14%	1.83%	2.44%

5-year	1.82%	1.52%	2.13%

Since portfolio inception	1.53%	1.23%	1.83%

7-day annualized yield	1.68%	1.38%	1.98%

30-day annualized yield	1.09%	0.79%	1.39%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2008	7/31/2008	During Period*

Actual
Class A	$1,000.00	$1,006.73	$4.19
Class S	$1,000.00	$1,005.22	$5.68
Class I	$1,000.00	$1,008.22	$2.70
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.69	$4.22
Class S	$1,000.00	$1,019.19	$5.72
Class I	$1,000.00	$1,022.18	$2.72

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.14% for Class S and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.67%	2.92%	2.88%	1.84%	0.58%	0.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,190	$51,071	$47,842	$40,856	$78,542	$82,110
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[2]	0.86%	0.86%	0.86%	0.87%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[2]	0.86%	0.86%	0.87%	0.91%	0.93%
Net investment income (loss)	1.33%[2]	2.84%	2.72%	1.71%	0.58%	0.39%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS S	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.52%	2.61%	2.57%	1.54%	0.30%	0.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$374,885	$273,501	$249,845	$245,347	$289,872	$25,407
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.14%[2]	1.16%	1.16%	1.16%	1.11%	1.18%
Expenses excluding waivers/reimbursements and expense reductions	1.14%[2]	1.16%	1.16%	1.17%	1.15%	1.23%
Net investment income (loss)	1.02%[2]	2.54%	2.41%	1.46%	0.54%	0.13%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.82%	3.23%	3.18%	2.15%	0.89%	0.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,283	$18,163	$60,677	$11,915	$3,420	$2,200
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.54%[2]	0.56%	0.56%	0.57%	0.56%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.54%[2]	0.56%	0.56%	0.58%	0.60%	0.61%
Net investment income (loss)	1.57%[2]	3.13%	2.98%	2.26%	0.92%	0.65%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 1.6%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 2.26%, VRDN, (LOC: Bank of America Corp.)	$7,000,000	$7,000,000

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 2.36%, VRDN, (LOC: KeyCorp)	1,970,000	1,970,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 1.41%, VRDN, (LOC: M&T Bank Corp.)	4,350,000	4,350,000

EDUCATION 0.6%
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College, 2.23%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

GENERAL OBLIGATION – LOCAL 3.6%
New York, NY Austin Trust Variable Cert., Ser. 2008-1064, 2.23%, VRDN, (LOC: Bank of America Corp.)	5,950,000	5,950,000
New York, NY GO: PUTTER, Ser. 601, 2.59%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	5,200,000	5,200,000
Ser. I-7, 2.20%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		16,150,000

GENERAL OBLIGATION – STATE 1.4%
Puerto Rico Cmnwlth. Austin Trust Variable Cert., Ser. 2008-355, 2.27%, VRDN, (LOC: Bank of America Corp.)	6,190,000	6,190,000

HOSPITAL 3.7%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 2.36%, VRDN, (LOC: KeyCorp)	610,000	610,000
Miami, FL, Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 2.28%, VRDN, (LOC: WestLB AG)	2,400,000	2,400,000
New York Dorm. Auth. RB: Eclipse Funding Trust, 2.24%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,240,000	3,240,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.74%, VRDN, (Insd. by MBIA & Morgan Stanley)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 2.36%, VRDN, (LOC: KeyCorp)	2,590,000	2,590,000
Steuben Cnty., NY IDA RB: Corning Hosp. Facs. Ctr. Proj., 3.10%, VRDN, (LOC: M&T Bank Corp.)	1,505,000	1,505,000
Guthrie Corning Dev. Facs. Proj., 3.10%, VRDN, (LOC: M&T Bank Corp.)	2,470,000	2,470,000

		16,797,500

HOUSING 35.2%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 1.90%, VRDN, (LOC: KeyCorp)	602,000	602,000
California HFA SFHRB, Ser. H, 2.62%, VRDN, (SPA: KBC Bank NV)	1,000,000	1,000,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class C, 2.59%, VRDN, (SPA: Lloyds TSB Group plc)	$2,450,000	$2,450,000
Class EC-002, 2.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,000	7,000
Class F, 2.85%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	40,000	40,000
MMA Finl. MHRB, Ser. A, Class A, 2.40%, VRDN, (Liq.: SunTrust Banks, Inc.)	4,425,000	4,425,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 2.63%, VRDN, (LOC: FHLMC)	9,900,000	9,900,000
New York Homeowner Mtge. Agcy. RB, Ser. 150, 2.35%, VRDN, (SPA: Dexia SA)	22,515,000	22,515,000
New York Hsg. Fin. Agcy. MHRB, West 23rd Street, Ser. A, 2.20%, VRDN, (Insd. by & Liq.: FNMA)	22,100,000	22,100,000
New York, NY Hsg. Dev. Corp. MHRB: 550 East 170th Street Apts., Ser. 2007-A, 2.24%, VRDN, (LOC: CitiBank, NA)	5,000,000	5,000,000
Brittany Dev. Proj. 1999, Ser. A, 2.20%, VRDN, (Insd. by & Liq.: FNMA)	8,000,000	8,000,000
Lafontaine Ave. Apts. 2007, Ser. A, 2.25%, VRDN, (LOC: CitiBank, NA)	3,825,000	3,825,000
Louis Blvd. Apts. Proj. 2004, Ser. A, 2.35%, VRDN, (LOC: KeyCorp)	7,300,000	7,300,000
Ser. 2008-A-1-A, 2.23%, VRDN, (SPA: Dexia SA)	13,800,000	13,800,000
Ser. 2008-A-1-B, 2.20%, VRDN, (LOC: JPMorgan Chase & Co.)	21,000,000	21,000,000
Ser. 2008-H-2-B, 2.05%, VRDN, (LOC: Bank of America Corp.)	1,100,000	1,100,000
West End Towers, Ser. A, 2.30%, VRDN, (Insd. by & Liq.: FNMA)	5,500,000	5,500,000
New York, NY SFHRB, Ser. 132, 2.05%, VRDN, (Liq.: Dexia SA)	18,000,000	18,000,000
Oakland, CA Redev. Agcy. MHRB, 2.56%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	1,700,000	1,700,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 2.72%, VRDN, (LOC: LaSalle Bank Corp.)	2,990,000	2,990,000

		157,954,000

INDUSTRIAL DEVELOPMENT REVENUE 4.0%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 2.60%, VRDN, (LOC: Citizens Banking Corp.)	1,951,000	1,951,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.10%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	630,000	630,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. 1988-A, 2.36%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 2.40%, VRDN, (LOC: CitiBank, NA)	1,400,000	1,400,000
Seneca Cnty., NY Indl. Dev. Agcy. Solid Waste Disposal RB, Ser. W, 2.41%, VRDN, (LOC: Bank of America Corp.)	4,995,000	4,995,000
Sparks, NV EDRB, Rix Inds. Proj., 2.44%, VRDN, (LOC: Wells Fargo & Co.)	1,510,000	1,510,000
Ulster Cnty., NY Indl. Dev. Agcy. RB, Zumtobel Staff Proj., Ser. A, 2.41%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000

		17,986,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 8.3%
Citizens Property Insurance Corp., Florida Sr. Secd. High Risk Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	$10,000,000	$10,080,524
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 2.54%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 4.00%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,605,000	1,605,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,043,929
Lincoln Cnty., WY PCRB, Exxon Proj., Ser. 1984D, 2.03%, VRDN, (Gtd. by Exxon Mobil Corp.)	2,100,000	2,100,000
New York Dorm. Auth. RB, PFOTER, Ser. 773-R, 2.95%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	3,500,000	3,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.32%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000

		37,429,453

PORT AUTHORITY 0.4%
New York & New Jersey Port Auth. RRB, PFOTER, Ser. 136, 2.27%, VRDN, (LOC: MBIA & Liq.: Merrill Lynch & Co., Inc.)	1,800,000	1,800,000

SPECIAL TAX 15.5%
Nassau Cnty., NY Interim Fin. Auth. Sales Tax RB, Ser. 2008-D, 2.20%, VRDN, (SPA: Dexia SA)	2,000,000	2,000,000
New Mexico Fin. Auth. Trans. RB, PUTTER, Ser. 435, 2.49%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	2,685,000	2,685,000
New York Dorm. Auth. RB, PUTTER, Ser. 2381, 2.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,390,000	4,390,000
New York, NY TFA RB, Bldg. Aid Eagle-20070014, Class A, 2.37%, VRDN, (LOC: CitiBank, NA)	12,060,000	12,060,000
Puerto Rico Cmnwlth. Hwy. & Transit Auth. RB, ROC-RR-II-R-10327CE, 2.27%, VRDN, (LOC: Citigroup, Inc.)	10,000,000	10,000,000
Puerto Rico Sales Tax Financing Corp. RB, Ser. 2006-1989, 2.44%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	38,550,000	38,550,000

		69,685,000

STUDENT LOAN 1.1%
North Carolina Student Edl. Assistance Auth. RB, Branch Bank & Trust Muni. Trust, Ser. 2065, 2.64%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000

TOBACCO REVENUE 5.8%
New York Tobacco Trust RB, PFOTER: 2.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & SPA: WestLB AG)	6,045,000	6,045,000
Ser. 1347, 2.36%, VRDN, (Gtd. by & SPA: Merrill Lynch & Co., Inc.)	14,900,000	14,900,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, Ser. 1148, 2.23%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,075,000	5,075,000

		26,020,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.7%
Metropolitan Trans. Auth. of New York RB:
Eagle-20040041, Class A, 2.75%, VRDN, (LOC: CitiBank, NA)	$4,000,000	$4,000,000
PUTTER, Ser. 2653, 2.59%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,020,000	3,020,000
ROC RR-II-R-12173, 2.50%, VRDN, (LOC: MBIA & Liq.: CitiBank, NA)	6,000,000	6,000,000
Tribough Bridge & Tunnel Auth. of New York MSTR, Class A, 2.26%, VRDN, (LOC: Societe Generale)	3,830,000	3,830,000

		16,850,000

UTILITY 6.0%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Floyd Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Hammond, 2.35%, VRDN, (Gtd. by Georgia Power Co.)	4,300,000	4,300,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 2.24%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	1,995,000	1,995,000
Mobile, AL IDRB, Alabama Power Co., Barry Plant Proj., Ser. B, 2.35%, VRDN (Gtd. by Alabama Power Co.)	2,200,000	2,200,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB, ROC-RR-II-R 10316CE, 2.28%, VRDN, (Liq.: CitiBank, NA)	12,500,000	12,500,000

		26,795,000

WATER & SEWER 7.5%
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB, ROC RR-II-R-12172, 2.39%, VRDN, (LOC: MBIA & Liq.: Bank of New York Mellon Corp.)	9,900,000	9,900,000
New York, NY Water & Sewer Sys. Fin. Auth. RB, ROC RR-II-R-10301, 2.23%, VRDN, (Liq.: CitiBank, NA)	16,280,000	16,280,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1263, 2.44%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,685,000	7,685,000

		33,865,000

Total Investments (cost $448,341,953) 99.8%		448,341,953
Other Assets and Liabilities 0.2%		1,016,452

Net Assets 100.0%		$449,358,405

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of July 31, 2008:

New York	67.5%
Puerto Rico	15.9%
Florida	2.8%
Indiana	2.4%
California	2.1%
New Jersey	1.1%
North Carolina	1.1%
Georgia	1.0%
New Hampshire	0.7%
Pennsylvania	0.7%
Minnesota	0.7%
Delaware	0.6%
New Mexico	0.6%
Alabama	0.5%
Wyoming	0.5%
Nevada	0.3%
Non-state specific	1.5%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	98.7%
Tier 2	1.3%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2008:

2-7 days	94.4%
121-240 days	3.4%
241+ days	2.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$448,341,953
Interest receivable	1,368,426
Prepaid expenses and other assets	9,559

Total assets	449,719,938

Liabilities
Dividends payable	18,669
Due to custodian bank	294,056
Advisory fee payable	4,907
Distribution Plan expenses payable	6,396
Due to other related parties	1,397
Trustees’ fees and expenses payable	7,068
Printing and postage expenses payable	10,068
Custodian and accounting fees payable	11,212
Accrued expenses and other liabilities	7,760

Total liabilities	361,533

Net assets	$449,358,405

Net assets represented by
Paid-in capital	$449,272,307
Undistributed net investment income	67,505
Accumulated net realized gains on investments	18,593

Total net assets	$449,358,405

Net assets consists of
Class A	$31,189,590
Class S	374,885,458
Class I	43,283,357

Total net assets	$449,358,405

Shares outstanding (unlimited number of shares authorized)
Class A	31,156,091
Class S	374,842,155
Class I	43,287,143

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$4,402,334

Expenses
Advisory fee	815,268
Distribution Plan expenses
Class A	67,032
Class S	1,003,513
Administrative services fee	122,277
Transfer agent fees	55,359
Trustees’ fees and expenses	5,012
Printing and postage expenses	12,391
Custodian and accounting fees	57,514
Registration and filing fees	16,771
Professional fees	12,398
Other	4,093

Total expenses	2,171,628
Less: Expense reductions	(2,846)

Net expenses	2,168,782

Net investment income	2,233,552

Net realized gains on investments	18,593

Net increase in net assets resulting from operations	$2,252,145

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008

Operations
Net investment income		$2,233,552		$8,184,422
Net realized gains on investments		18,593		188,645

Net increase in net assets resulting from operations		2,252,145		8,373,067

Distributions to shareholders from
Net investment income
Class A		(298,819)		(1,375,236)
Class S		(1,735,534)		(6,307,728)
Class I		(225,610)		(596,623)

Total distributions to shareholders		(2,259,963)		(8,279,587)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	61,830,022	61,830,022	138,533,650	138,533,650
Class S	1,032,692,435	1,032,692,435	1,610,650,183	1,610,650,183
Class I	110,217,474	110,217,474	65,764,127	65,764,127

		1,204,739,931		1,814,947,960

Net asset value of shares issued in reinvestment of distributions
Class A	281,309	281,309	1,297,523	1,297,523
Class S	1,735,534	1,735,534	6,307,728	6,307,728
Class I	70,753	70,753	332,196	332,196

		2,087,596		7,937,447

Payment for shares redeemed
Class A	(81,992,116)	(81,992,116)	(136,615,727)	(136,615,727)
Class S	(933,036,777)	(933,036,777)	(1,593,376,051)	(1,593,376,051)
Class I	(85,167,101)	(85,167,101)	(108,615,574)	(108,615,574)

		(1,100,195,994)		(1,838,607,352)

Net increase (decrease) in net assets resulting from capital share transactions		106,631,533		(15,721,945)

Total increase (decrease) in net assets		106,623,715		(15,628,465)
Net assets
Beginning of period		342,734,690		358,363,155

End of period		$449,358,405		$342,734,690

Undistributed net investment income		$67,505		$93,916

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administration services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	448,341,953
Level 3 – Significant Unobservable Inputs	0

Total	$448,341,953

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES‘ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567603 rv5   09/2008

Evergreen Pennsylvania Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Pennsylvania Municipal Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart; James Randazzo†

†	Effective August 18, 2008 Mr. Randazzo became a portfolio manager of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	0.74%	0.59%	0.89%

Average annual return

1-year	2.21%	1.91%	2.52%

5-year	1.88%	1.57%	2.18%

10-year	2.10%	1.84%	2.34%

7-day annualized yield	1.77%	1.47%	2.07%

30-day annualized yield	1.24%	0.94%	1.53%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,007.43	$ 3.99
Class S	$1,000.00	$1,005.93	$ 5.49
Class I	$1,000.00	$1,008.93	$ 2.50
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.89	$ 4.02
Class S	$1,000.00	$1,019.39	$ 5.52
Class I	$1,000.00	$1,022.38	$ 2.51

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class A, 1.10% for Class S and 0.50% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.74%	2.97%	2.83%	1.92%	0.71%	0.52%

Ratios and supplemental data
Net assets, end of period (millions)	$12	$20	$18	$37	$26	$32
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[1]	0.82%	0.82%	0.83%	0.81%	0.81%
Expenses excluding waivers/reimbursements and expense reductions	0.80%[1]	0.82%	0.82%	0.83%	0.84%	0.81%
Net investment income (loss)	1.56%[1]	2.91%	2.79%	1.94%	0.70%	0.53%

1	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS S	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.02	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.02)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.59%	2.66%	2.53%	1.62%	0.41%	0.23%

Ratios and supplemental data
Net assets, end of period (millions)	$198	$158	$114	$109	$62	$71
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%[2]	1.12%	1.12%	1.13%	1.11%	1.11%
Expenses excluding waivers/reimbursements and expense reductions	1.10%[2]	1.12%	1.12%	1.13%	1.14%	1.12%
Net investment income (loss)	1.17%[2]	2.60%	2.50%	1.63%	0.41%	0.23%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS I	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.89%	3.28%	3.14%	2.23%	1.01%	0.83%

Ratios and supplemental data
Net assets, end of period (millions)	$91	$99	$63	$75	$66	$76
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.50%[1]	0.52%	0.52%	0.53%	0.51%	0.51%
Expenses excluding waivers/reimbursements and expense reductions	0.50%[1]	0.52%	0.52%	0.53%	0.54%	0.51%
Net investment income (loss)	1.79%[1]	3.21%	3.10%	2.18%	0.98%	0.81%

1	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 0.7%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. 1997 A-1, 5.75%, 01/01/2009, (Insd. by MBIA)	$2,175,000	$2,197,169

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 2.34%, VRDN, (LOC: Fulton Finl. Corp.)	1,320,000	1,320,000

EDUCATION 11.6%
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.20%, VRDN, (LOC: Natl. City Corp.)	105,000	105,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 2.19%, VRDN, (LOC: Allied Irish Banks plc)	2,870,000	2,870,000
Emmaus, PA Gen. Auth. RB, Ser. 1989B-B27, 2.15%, VRDN, (LOC: DEPFA BANK plc)	12,500,000	12,500,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 2.34%, VRDN, (LOC: Fulton Finl. Corp.)	3,125,000	3,125,000
Latrobe, PA IDA RB, Greensburg Diocese, 2.39%, VRDN, (LOC: Allied Irish Banks plc)	1,245,000	1,245,000
Pennsylvania Higher Edl. Facs. Auth. RB: Honeysuckle Student Hsg., Ser.A, 2.24%, VRDN, (LOC: Allied Irish Banks plc)	1,050,000	1,050,000
Univ. of Pennsylvania Hlth. Sys., Ser. A, 2.10%, VRDN, (LOC: Bank of America Corp.)	11,300,000	11,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 2.31%, VRDN, (Liq.: Morgan Stanley)	2,840,000	2,840,000

		35,035,000

GENERAL OBLIGATION – LOCAL 5.8%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.00%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 2.26%, VRDN, (Insd. by FSA & SPA: RBC Centura)	6,500,000	6,500,000
Scranton, PA Sch. Dist. GO, Ser. 2769X, 2.66%, VRDN, (Insd. by FSA & Liq.: Morgan Stanley)	1,830,000	1,830,000

		17,325,000

HOSPITAL 9.7%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 2.30%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Ser. 385, 2.81%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Ser. 566, 2.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj.,
Ser. B, 2.05%, VRDN, (SPA: JPMorgan Chase & Co.)	2,400,000	2,400,000
University of Pennsylvania Hlth. Sys. Term Tender CR RB, Ser. A, 2.90%, 11/14/2008, (Gtd. by Univ. of Pennsylvania)	5,000,000	5,002,092

		29,302,092

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 10.4%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 2.39%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$4,365,000	$4,365,000
Class B Revenue Bond Cert. Trust, Ser. 2001-01, 2.94%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 2.44%, VRDN, (LOC: Fulton Finl. Corp.)	1,155,000	1,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 2.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,745,000	7,745,000
Class F, 2.85%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	900,000	900,000
Class I, 2.59%, VRDN, (LOC: Lloyds TSB Group plc)	1,275,000	1,275,000
Class EC-001, 2.37%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	5,000	5,000
Class EC-002, 2.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,000	9,000
Pennsylvania HFA RB, Ser. 3004, 2.44%, VRDN, (SPA: Deutsche Bank AG)	5,250,000	5,250,000
Pennsylvania HFA SFHRB, Ser. 2003-77B, 2.40%, VRDN, (SPA: BNP Paribas SA)	7,975,000	7,975,000

		31,327,000

INDUSTRIAL DEVELOPMENT REVENUE 21.1%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.29%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 2.36%, VRDN, (LOC: Northern Trust Co.)	4,385,000	4,385,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.44%,VRDN, (LOC: Fulton Finl. Corp.)	3,305,000	3,305,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.35%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.35%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.29%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 2.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
YMCA Brandywine Proj., Ser. 2007, 2.27%,VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,575,000	1,575,000
East Hempfield, PA IDA RB, BGT Realty Proj., 2.39%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.44%, VRDN, (LOC: Commerce Bank, NA)	2,515,000	2,515,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 2.54%, VRDN, (Insd. by Fifth Third Bank)	4,175,000	4,175,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 2.44%, VRDN, (LOC: Wells Fargo & Co.)	2,270,000	2,270,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 2.36%, VRDN, (LOC: First Tennessee Bank)	4,780,000	4,780,000
RIS Paper Co. Proj., 2.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB,Vari Corp. Proj., Ser. C, 1.74%, VRDN, (LOC: M&T Bank Corp.)	430,000	430,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$200,000	$200,000
Crawford Cnty. Properties, Ser. 2001-B2, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	650,000	650,000
Donald Bernstein Proj.:
Ser. 2000-H3, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. C-5, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,900,000	1,900,000
EPT Associates Proj., Ser. B-5, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A-1, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
Ganflec Corp. Proj., Ser. E, 2.34%,VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
Hamill Manufacturing Co. Proj., Ser. H-6, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Johnston Welding & Fabric, Ser. B-1, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
JT Properties Proj., Ser. 2001-B1, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Moosic Realty Partners, LP Proj., Ser. A-1, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 2.29%,VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,400,000	1,400,000
Sage Properties, LLC Proj., Ser. G12, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Philadelphia, PA Auth. IDRB, 1100 Walnut Associates Proj., 1.80%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 2.34%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 2.09%, 12/01/2008, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		63,325,000

LEASE 2.6%
Pennslyvania Pub. Sch. Bldg. Auth. Lease RB, Ser. 2061, 2.36%, VRDN, (Insd. by FSA & LOC: Branch Bank & Trust Co.)	7,970,000	7,970,000

MISCELLANEOUS REVENUE 16.3%
Beaver Cnty., PA IDA Env. Impt. RB, BASF Corp. Proj., Ser. 1997, 2.37%, VRDN, (Gtd. by BASF Corp.)	8,500,000	8,500,000
Citizens Property Insurance Corp., Florida Sr. Secd. High Risk Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,080,524
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,043,929
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 2.34%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 2.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$4,350,000	$4,350,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.32%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000
Philadelphia, PA IDA RB, Pooled Loan Program, Ser. A-1, 2.25%, VRDN, (LOC: Citizens Bank)	12,365,000	12,365,000

		49,139,453

PORT AUTHORITY 0.7%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 2.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 4.8%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 2.27%, VRDN, (LOC: Landesbank Hessen)	3,590,000	3,590,000
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 2.49%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		14,290,000

SPECIAL TAX 3.5%
Puerto Rico Sales Tax Financing Corp. RB, Ser. 2006-1989, 2.44%, VRDN, (Gtd. by & Liq.: Morgan Stanley)	10,600,000	10,600,000

TRANSPORTATION 5.5%
Pennsylvania Turnpike Commission RB, Ser. Q, 2.15%, VRDN, (SPA:WestLB AG)	16,415,000	16,415,000

UTILITY 4.2%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.09%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
Floyd Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Hammond, 2.35%, VRDN, (Gtd. by Georgia Power Co.)	3,900,000	3,900,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 2.20%, VRDN, (LOC: Barclays plc)	200,000	200,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 2.32%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		12,595,000

WATER & SEWER 2.3%
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	2,380,000	2,380,000
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 2.41%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000

		6,875,000

Total Investments (cost $299,715,714) 99.6%		299,715,714
Other Assets and Liabilities 0.4%		1,056,395

Net Assets 100.0%		$300,772,109

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of July 31, 2008:

Pennsylvania	75.4%
Puerto Rico	3.5%
Florida	3.4%
Indiana	3.4%
Massachusetts	2.7%
Georgia	1.2%
Wisconsin	1.1%
New Hampshire	1.0%
California	0.9%
Illinois	0.8%
Minnesota	0.8%
Delaware	0.7%
Wyoming	0.1%
Non-state specific	5.0%

100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	98.9%
Tier 2	1.1%

100.0%

The following table shows the percent of total investments by maturity as of July 31, 2008:

2-7 days	87.9%
61-120 days	1.7%
121-240 days	7.0%
241+ days	3.4%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments at amortized cost	$299,715,714
Cash	111,444
Receivable for Fund shares sold	100,000
Interest receivable	962,948
Prepaid expenses and other assets	18,419

Total assets	300,908,525

Liabilities
Dividends payable	100,604
Payable for Fund shares redeemed	1,500
Advisory fee payable	2,955
Distribution Plan expenses payable	3,342
Due to other related parties	693
Trustees’ fees and expenses payable	11,526
Printing and postage expenses payable	8,626
Accrued expenses and other liabilities	7,170

Total liabilities	136,416

Net assets	$300,772,109

Net assets represented by
Paid-in capital	$300,745,136
Undistributed net investment income	5,640
Accumulated net realized gains on investments	21,333

Total net assets	$300,772,109

Net assets consists of
Class A	$11,644,698
Class S	198,277,188
Class I	90,850,223

Total net assets	$300,772,109

Shares outstanding (unlimited number of shares authorized)
Class A	11,637,924
Class S	198,258,768
Class I	90,850,179

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$3,147,856

Expenses
Advisory fee	497,403
Distribution Plan expenses
Class A	24,957
Class S	533,071
Administrative services fee	82,890
Transfer agent fees	23,289
Trustees’ fees and expenses	2,609
Printing and postage expenses	11,362
Custodian and accounting fees	42,046
Registration and filing fees	12,338
Professional fees	11,595
Other	3,696

Total expenses	1,245,256
Less: Expense reductions	(3,299)

Net expenses	1,241,957

Net investment income	1,905,899

Net realized gains on investments	21,333

Net increase in net assets resulting from operations	$1,927,232

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008

Operations
Net investment income		$1,905,899		$6,618,015
Net realized gains on investments		21,333		32,604

Net increase in net assets resulting from operations		1,927,232		6,650,619

Distributions to shareholders from
Net investment income
Class A		(129,449)		(538,748)
Class S		(1,043,170)		(3,429,280)
Class I		(735,258)		(2,675,564)

Total distributions to shareholders		(1,907,877)		(6,643,592)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	23,767,765	23,767,765	44,381,110	44,381,110
Class S	798,294,105	798,294,105	1,197,100,249	1,197,100,249
Class I	73,137,059	73,137,059	196,011,264	196,011,264

		895,198,929		1,437,492,623

Net asset value of shares issued in reinvestment of distributions
Class A	126,031	126,031	536,530	536,530
Class S	1,043,170	1,043,170	3,429,280	3,429,280
Class I	70,072	70,072	323,239	323,239

		1,239,273		4,289,049

Payment for shares redeemed
Class A	(32,542,739)	(32,542,739)	(42,803,870)	(42,803,870)
Class S	(758,844,002)	(758,844,002)	(1,156,280,498)	(1,156,280,498)
Class I	(80,901,356)	(80,901,356)	(160,312,289)	(160,312,289)

		(872,288,097)		(1,359,396,657)

Net increase in net assets resulting from capital share transactions		24,150,105		82,385,015

Total increase in net assets		24,169,460		82,392,042
Net assets
Beginning of period		276,602,649		194,210,607

End of period		$300,772,109		$276,602,649

Undistributed net investment income		$5,640		$7,618

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.36% of the Fund’s average daily net assets (on an annualized basis).

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	299,715,714
Level 3 – Significant Unobservable Inputs	0

Total	$299,715,714

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment per-

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

formance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567515 rv5 09/2008

Evergreen Treasury Money Market Fund

Evergreen

TREASURY MONEY MARKET FUND

Semiannual Report
as of July 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Treasury Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	0.70%	0.55%	0.84%

Average annual return

1-year	2.53%	2.23%	2.84%

5-year	2.51%	2.21%	2.82%

10-year	2.92%	2.67%	3.23%

7-day annualized yield	1.36%	1.06%	1.66%

30-day annualized yield	1.31%	1.01%	1.61%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,006.95	$ 3.59
Class S	$1,000.00	$1,005.52	$ 5.04
Class I	$1,000.00	$1,008.44	$ 2.15
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.28	$ 3.62
Class S	$1,000.00	$1,019.84	$ 5.07
Class I	$1,000.00	$1,022.73	$ 2.16

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.72% for Class A, 1.01% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 182/366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS A		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.70%	4.12%	4.34%	2.58%	0.73%	0.38%

Ratios and supplemental data
Net assets, end of period (millions)	$167	$261	$317	$482	$478	$525
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%[2]	0.73%	0.73%	0.72%	0.73%	0.75%
Expenses excluding waivers/reimbursements and expense reductions	0.72%[2]	0.73%	0.73%	0.72%	0.73%	0.75%
Net investment income (loss)	1.39%[2]	4.03%	4.20%	2.57%	0.72%	0.38%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS S		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0[1]	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.55%	3.81%	4.03%	2.28%	0.44%	0.11%

Ratios and supplemental data
Net assets, end of period (millions)	$494	$539	$596	$922	$761	$856
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.01%[2]	1.03%	1.03%	1.02%	1.01%	1.02%
Expenses excluding waivers/reimbursements and expense reductions	1.03%[2]	1.03%	1.03%	1.02%	1.02%	1.05%
Net investment income (loss)	1.11%[2]	3.75%	3.91%	2.26%	0.43%	0.12%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008 (unaudited)	Year Ended January 31,

CLASS I		2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.84%	4.43%	4.65%	2.89%	1.03%	0.68%

Ratios and supplemental data
Net assets, end of period (millions)	$598	$655	$943	$1,306	$1,145	$1,652
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.43%[1]	0.43%	0.43%	0.42%	0.43%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.43%[1]	0.43%	0.43%	0.42%	0.43%	0.45%
Net investment income (loss)	1.69%[1]	4.39%	4.51%	2.87%	0.97%	0.66%

1	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Notes:
3.875%, 05/15/2009	$75,000,000	$76,075,525
4.875%, 06/30/2009	15,000,000	15,333,572

Total U.S. Treasury Obligations (cost $91,409,097)		91,409,097

REPURCHASE AGREEMENTS ^^ 92.5%
ABN AMRO, Inc., Avg. rate of 2.06%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,036 (1) *	65,000,000	65,000,000
Bank of America Corp., 2.00%, dated 07/31/2008, maturing 08/01/2008; maturity value $165,009,167 (2)	165,000,000	165,000,000
Barclays Capital, Inc., 2.07%, dated 07/31/2008, maturing 08/01/2008; maturity value $65,003,738 (3)	65,000,000	65,000,000
Credit Suisse First Boston, LLC:
2.08%, dated 07/31/2008, maturing 08/01/2008; maturity value $19,845,200 (4)	19,844,053	19,844,053
Avg. rate of 2.16%, dated 07/28/2008, maturing 08/04/2008; maturity value $100,042,000 (5) *	100,000,000	100,000,000
Deutsche Bank AG:
2.07%, dated 07/31/2008, maturing 08/01/2008; maturity value $165,009,488 (6)	165,000,000	165,000,000
Avg. rate of 2.10%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,578 (6) *	65,000,000	65,000,000
Avg. rate of 2.16%, dated 07/28/2008, maturing 08/04/2008; maturity value $80,033,622 (7) *	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.09%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,361 (8) *	65,000,000	65,000,000
HSBC Holdings plc, Avg. rate of 2.08%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,325 (9) *	65,000,000	65,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 2.07%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,181 (10) *	65,000,000	65,000,000
Merrill Lynch & Co., Inc., Avg. rate of 2.08%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,289 (11) *	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 2.08%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,235 (12) *	65,000,000	65,000,000
UBS AG:
Avg. rate of 2.09%, dated 07/28/2008, maturing 08/04/2008; maturity value $65,026,361 (13) *	65,000,000	65,000,000
Avg. rate of 2.13%, dated 07/28/2008, maturing 08/04/2008; maturity value $50,020,694 (14) *	50,000,000	50,000,000

Total Repurchase Agreements (cost $1,164,844,053)		1,164,844,053

Total Investments (cost $1,256,253,150) 99.8%		1,256,253,150
Other Assets and Liabilities 0.2%		2,445,157

Net Assets 100.0%		$1,258,698,307

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

^^	Collateralized by:
(1)	$60,080,400 TIPS, 2.375%, 01/15/2027, value including accrued interest is $66,300,055.
(2)	$164,245,200 U.S. Treasury Note, 3.625%, 10/31/2009, value including accrued interest is $168,300,003.
(3)	$68,821,000 U.S. Treasury STRIPS, 0.00%, 02/15/2010, value is $66,300,087.
(4)	$20,715,000 U.S. Treasury Bill, 0.00%, 07/30/2009, value is $20,242,699.
(5)	$103,060,000 GNMA, 5.50%, 07/20/2038, value including accrued interest is $102,003,687.
(6)	$464,360,300 U.S. Treasury STRIPS, 0.00%, 11/15/2018 to 11/15/2026, value is $234,600,008.
This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.
(7)	$139,506,819 GNMA, 4.50% to 7.00%, 07/15/2017 to 07/20/2038, value including accrued interest is $81,600,001.
(8)	$47,495,000 U.S. Treasury Bond, 8.875%, 08/15/2017, value including accrued interest is $66,300,536.
(9)	$50,955,000 U.S. Treasury Bond, 7.125%, 02/15/2023, value including accrued interest is $66,303,097.
(10)	$67,585,000 U.S. Treasury Bills, 0.00%, 01/29/2009 to 07/30/2009, value is $66,300,017.
(11)	$62,405,000 U.S. Treasury Note, 4.50%, 03/31/2012, value including accrued interest is $66,305,313.
(12)	$58,815,000 U.S. Treasury Bond, 5.50%, 08/15/2028, value including accrued interest is $66,300,004.
(13)	$65,115,000 U.S. Treasury Note, 4.75%, 11/15/2008, value including accrued interest is $66,301,322.
(14)	$54,650,000 GNMA, 5.50% to 6.50%, 01/20/2038 to 05/15/2038, value including accrued interest is $51,001,491.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2008:

1 day	38.2%
2-7 days	54.5%
121-240 days	7.3%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments in securities	$91,409,097
Investments in repurchase agreements	1,164,844,053

Investments at amortized cost	1,256,253,150
Receivable for Fund shares sold	3,034,227
Interest receivable	877,789
Prepaid expenses and other assets	21,454

Total assets	1,260,186,620

Liabilities
Dividends payable	1,044,916
Payable for Fund shares redeemed	137,451
Advisory fee payable	10,644
Distribution Plan expenses payable	9,461
Due to other related parties	3,266
Trustees’ fees and expenses payable	241,636
Accrued expenses and other liabilities	40,939

Total liabilities	1,488,313

Net assets	$1,258,698,307

Net assets represented by
Paid-in capital	$1,259,873,081
Undistributed net investment income	56,539
Accumulated net realized losses on investments	(1,231,313)

Total net assets	$1,258,698,307

Net assets consists of
Class A	$167,149,896
Class S	493,843,520
Class I	597,704,891

Total net assets	$1,258,698,307

Shares outstanding (unlimited number of shares authorized)
Class A	167,538,119
Class S	494,243,123
Class I	598,342,596

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$15,568,703

Expenses
Advisory fee	2,277,726
Distribution Plan expenses
Class A	388,289
Class S	1,551,725
Administrative services fee	440,793
Transfer agent fees	180,597
Trustees’ fees and expenses	10,283
Printing and postage expenses	20,552
Custodian and accounting fees	146,783
Registration and filing fees	22,423
Professional fees	24,710
Other	17,392

Total expenses	5,081,273
Less: Expense reductions	(6,459)
Expense reimbursements	(42,014)

Net expenses	5,032,800

Net investment income	10,535,903

Net increase in net assets resulting from operations	$10,535,903

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008

Operations
Net investment income		$10,535,903		$62,934,514

Distributions to shareholders from
Net investment income
Class A		(1,799,929)		(11,066,783)
Class S		(2,872,359)		(20,820,411)
Class I		(5,870,156)		(31,006,068)

Total distributions to shareholders		(10,542,444)		(62,893,262)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	615,100,519	615,100,519	1,312,148,727	1,312,148,727
Class S	2,712,653,264	2,712,653,264	5,528,381,719	5,528,381,719
Class I	652,599,703	652,599,703	2,481,788,754	2,481,788,754

		3,980,353,486		9,322,319,200

Net asset value of shares issued in reinvestment of distributions
Class A	676,888	676,888	3,818,997	3,818,997
Class S	2,872,359	2,872,359	20,820,411	20,820,411
Class I	279,447	279,447	1,546,005	1,546,005

		3,828,694		26,185,413

Payment for shares redeemed
Class A	(710,112,212)	(710,112,212)	(1,371,161,795)	(1,371,161,795)
Class S	(2,760,683,068)	(2,760,683,068)	(5,605,957,558)	(5,605,957,558)
Class I	(709,734,189)	(709,734,189)	(2,772,021,750)	(2,772,021,750)

		(4,180,529,469)		(9,749,141,103)

Net decrease in net assets resulting from capital share transactions		(196,347,289)		(400,636,490)

Total decrease in net assets		(196,353,830)		(400,595,238)
Net assets
Beginning of period		1,455,052,137		1,855,647,375

End of period		$1,258,698,307		$1,455,052,137

Undistributed net investment income		$56,539		$63,080

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Class I shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.31% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A and Class S shares in the amount of $3,116 and $38,898, respectively.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administration services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,256,253,150
Level 3 – Significant Unobservable Inputs	0

Total	$1,256,253,150

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2008, the Fund had $1,231,313 in capital loss carryovers for federal income tax purposes with $15,544 expiring in 2013 and $1,215,769 expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567516 rv5 09/2008

Evergreen U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Money Market Fund for the six-month period ended July 31, 2008 (the “period”).

Capital markets came under extreme pressure during the period as investors confronted a variety of challenges that ranged from a crisis in credit markets and deteriorating housing values to rapidly rising energy costs and intensifying inflationary pressures. All these factors contributed to growing fears that the U.S. economy might be moving toward a significant slump that potentially could undermine the growth of the global economy. Against this backdrop, the domestic equity market saw falling stock valuations for companies of all sizes and virtually all sectors, with the notable exception of the energy and utilities groups. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to subprime mortgages. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States. In the domestic fixed income market, widespread credit problems dragged down the prices of corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. In contrast, Treasuries and other high-quality short-term securities held up well. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed.

Despite many warning signals, the U.S. economy appeared to defy expectations for recession. While the nation’s real Gross Domestic Product grew at an annual rate of just 0.9% in the first quarter of 2008, growth accelerated to a 3.3% pace in the second quarter. The combination of a weak currency, which supported exports, and the injection of tax-rebate checks sustained the expansion, cushioning the impacts of weakening employment, slowing profit growth and rising inflation. Moreover, problems in the credit markets persisted, with major financial institutions continuing to report significant losses. In the face of these threats, the Federal Reserve Board (the “Fed”) continued to relax monetary policy in an effort to inject new liquidity into the nation’s financial system. The Fed slashed the key fed funds rate from 4.25% to 2.00% during the first four months of 2008. The central bank also took other policy initiatives to make funds more available to financial institutions, including commercial and investment banks. In early September 2008, the U.S. Treasury Department acted

1

LETTER TO SHAREHOLDERS continued

forcefully to take control over both Fannie Mae and Freddie Mac, the two giant mortgage institutions that had been seriously weakened by the upheaval in the mortgage market. The Treasury’s actions were seen as major initiatives to instill confidence in the economy by supporting the mortgage market.

The portfolio management teams will continue to manage all Evergreen taxable money market portfolios in line with the objective of the Funds, which is to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Special Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of July 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

6-month return	0.98%	0.83%

Average annual return

1-year	3.03%	2.73%

5-year	2.61%	2.34%

Since portfolio inception	2.19%	1.98%

7-day annualized yield	1.58%	1.28%

30-day annualized yield	1.60%	1.30%

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S without which returns for Classes A and S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of July 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	2/1/2008	7/31/2008	During Period*

Actual
Class A	$1,000.00	$1,009.82	$3.50
Class S	$1,000.00	$1,008.32	$4.99
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,021.38	$3.52
Class S	$1,000.00	$1,019.89	$5.02

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.70% for Class A and 1.00% for Class S), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS A	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[1]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.98%	4.37%	4.40%	2.61%	0.68%	0.26%

Ratios and supplemental data
Net assets, end of period (millions)	$1,035	$986	$613	$645	$901	$2,115
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%[2]	0.72%	0.73%	0.74%	0.88%	0.93%
Expenses excluding waivers/reimbursements and expense reductions	0.81%[2]	0.87%	0.93%	0.98%	1.08%	1.05%
Net investment income (loss)	1.98%[2]	4.22%	4.30%	2.50%	0.57%	0.27%

1	Amount represents less than $0.005 per share.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2008	Year Ended January 31,

CLASS S1	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.02	0	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.02)	0[2]	0[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.83%	4.06%	4.09%	2.30%	0.45%	0.15%

Ratios and supplemental data
Net assets, end of period (millions)	$422	$588	$318	$373	$351	$267
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[3]	1.02%	1.03%	1.03%	1.10%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.11%[3]	1.17%	1.23%	1.27%	1.32%	1.35%
Net investment income (loss)	1.72%[3]	3.96%	4.01%	2.34%	0.61%	0.16%

1	Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 80.4%
FFCB, FRN:
2.00%, 08/01/2008	$50,000,000	$49,994,159
2.02%, 08/01/2008	50,000,000	50,000,000
2.04%, 08/01/2008	175,000,000	175,000,000
2.05%, 08/01/2008	60,000,000	60,000,000
FHLB:
2.20%, 04/17/2009	17,325,000	17,293,688
2.84%, 02/25/2009	25,000,000	25,000,000
2.90%, 06/12/2009	40,000,000	40,000,000
FRN:
2.03%, 08/01/2008	90,000,000	90,000,000
2.09%, 08/01/2008	50,000,000	50,000,000
2.43%, 08/01/2008	20,000,000	20,002,860
2.47%, 08/01/2008	150,000,000	150,000,000
FHLMC:
2.57%, 10/27/2008	65,000,000	64,604,150
2.625%, 06/12/2009	30,000,000	30,000,000
FRN, 2.43%, 08/01/2008	75,000,000	75,000,000
FNMA:
2.18%, 09/02/2008	25,000,000	24,951,556
2.39%, 09/10/2008	50,000,000	49,869,167
2.57%, 10/27/2008	75,000,000	74,543,250
FRN:
2.07%, 08/01/2008	50,000,000	50,000,000
2.27%, 08/01/2008	75,000,000	74,991,844

Total U.S. Government & Agency Obligations (cost $1,171,250,674)		1,171,250,674

REPURCHASE AGREEMENTS ^^ 19.3%
Barclays Capital, Inc., 2.16%, dated 07/31/2008, maturing 08/01/2008; maturity value $70,004,200 (1)	70,000,000	70,000,000
Deutsche Bank AG, 2.18%, dated 07/31/2008, maturing 08/01/2008; maturity value $73,004,421 (2)	73,000,000	73,000,000
Greenwich Capital Markets, Inc., 2.15%, dated 07/31/2008, maturing 08/01/2008; maturity value $70,004,181 (3)	70,000,000	70,000,000
HSBC Holdings plc, 2.15%,dated 07/31/2008, maturing 08/01/2008; maturity value $68,825,798 (4)	68,821,688	68,821,688

Total Repurchase Agreements (cost $281,821,688)		281,821,688

Total Investments (cost $1,453,072,362) 99.7%		1,453,072,362
Other Assets and Liabilities 0.3%		3,843,780

Net Assets 100.0%		$1,456,916,142

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

^^	Collateralized by:
(1)	$71,522,000 FHLB, 0.00%, 08/27/2008, value is $71,400,413.
(2)	$40,055,000 FHLB, 3.63% to 5.60%, 02/28/2011 to 02/01/2023, value including accrued interest is $40,041,779; $34,750,000 FNMA, 5.73%, 01/22/2037, value including accrued interest is $34,419,614.
(3)	$73,210,000 FHLB, 5.75%, 06/02/2028, value including accrued interest is $71,153,928; $250,000 FNMA, 0.00%, 01/28/2010, value is $249,943.
(4)	$69,335,000 FNMA, 4.38% to 4.52%, 06/07/2010 to 07/01/2011, value including interest is $70,198,924.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of July 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2008:

1 day	77.5%
8-60 days	5.2%
61-120 days	9.6%
121-240 days	1.7%
241+ days	6.0%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2008 (unaudited)

Assets
Investments in securities	$1,171,250,674
Investments in repurchase agreements	281,821,688

Investments at amortized cost	1,453,072,362
Receivable for Fund shares sold	250,000
Interest receivable	3,702,478
Prepaid expenses and other assets	20,780

Total assets	1,457,045,620

Liabilities
Dividends payable	4,683
Payable for Fund shares redeemed	146
Advisory fee payable	11,194
Distribution Plan expenses payable	15,384
Due to other related parties	6,623
Trustees’ fees and expenses payable	38,775
Printing and postage expenses payable	22,600
Custodian and accounting fees payable	23,926
Accrued expenses and other liabilities	6,147

Total liabilities	129,478

Net assets	$1,456,916,142

Net assets represented by
Paid-in capital	$1,457,226,816
Overdistributed net investment income	(29,989)
Accumulated net realized losses on investments	(280,685)

Total net assets	$1,456,916,142

Net assets consists of
Class A	$1,034,865,802
Class S	422,050,340

Total net assets	$1,456,916,142

Shares outstanding (unlimited number of shares authorized)
Class A	1,035,111,095
Class S	422,115,720

Net asset value per share
Class A	$1.00
Class S	$1.00

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2008 (unaudited)

Investment income
Interest	$19,674,844

Expenses
Advisory fee	2,561,403
Distribution Plan expenses
Class A	1,482,279
Class S	1,412,347
Administrative services fee	437,630
Transfer agent fees	481,899
Trustees’ fees and expenses	12,552
Printing and postage expenses	38,396
Custodian and accounting fees	145,237
Registration and filing fees	13,977
Professional fees	24,606
Other	14,205

Total expenses	6,624,531
Less: Expense reductions	(8,830)
Fee waivers and expense reimbursements	(780,639)

Net expenses	5,835,062

Net investment income	13,839,782

Net realized losses on investments	(382)

Net increase in net assets resulting from operations	$13,839,400

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2008 (unaudited)		Year Ended January 31, 2008 (a)

Operations
Net investment income		$13,839,782		$47,911,678
Net realized gains or losses on investments		(382)		1,744

Net increase in net assets resulting from operations		13,839,400		47,913,422

Distributions to shareholders from
Net investment income
Class A		(9,782,853)		(31,722,805)
Class S		(4,056,887)		(16,193,426)

Total distributions to shareholders		(13,839,740)		(47,916,231)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	2,976,398,275	2,976,398,275	4,759,198,392	4,759,198,392
Class S	1,719,214,598	1,719,214,598	3,573,356,288	3,573,356,288

		4,695,612,873		8,332,554,680

Net asset value of shares issued in reinvestment of distributions
Class A	9,703,439	9,703,439	31,377,559	31,377,559
Class S	4,056,887	4,056,887	16,193,426	16,193,426

		13,760,326		47,570,985

Payment for shares redeemed
Class A	(2,937,043,302)	(2,937,043,302)	(4,418,110,810)	(4,418,110,810)
Class S	(1,889,321,945)	(1,889,321,945)	(3,319,152,023)	(3,319,152,023)

		(4,826,365,247)		(7,737,262,833)

Net increase (decrease) in net assets resulting from capital share transactions		(116,992,048)		642,862,832

Total increase (decrease) in net assets		(116,992,388)		642,860,023
Net assets
Beginning of period		1,573,908,530		931,048,507

End of period		$1,456,916,142		$1,573,908,530

Overdistributed net investment income		$(29,989)		$(30,031)

(a)	Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee. Effective on the close of business on November 16, 2007, Class S1 was renamed Class S.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. For the six months ended July 31, 2008, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended July 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $510,639 and reimbursed other expenses in the amount of $270,000.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended July 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.07% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class S shares. However, currently the distribution fees for Class A shares are limited to 0.30% of the average daily net assets of the class and the distribution fees for Class S shares are limited to 0.60% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,453,072,362
Level 3 – Significant Unobservable Inputs	0

Total	$1,453,072,362

On July 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of January 31, 2008, the Fund had $280,303 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$5,535	$116,744	$127,603	$30,421

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended July 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving for-

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

mer officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567517 rv5 09/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2008

By:
Jeremy Depalma
Principal Financial Officer

Date: September 29, 2008